American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity ETF (AVUS)
November 30, 2020

Avantis U.S. Equity ETF - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.2%
AAR Corp.	1,943	55,123
Aerojet Rocketdyne Holdings, Inc.(1)	5,288	197,930
AeroVironment, Inc.(1)	315	26,898
Astronics Corp.(1)	887	10,130
Axon Enterprise, Inc.(1)	939	118,023
Boeing Co. (The)	3,277	690,497
BWX Technologies, Inc.	4,186	238,100
Cubic Corp.	734	42,983
Curtiss-Wright Corp.	1,380	159,059
Ducommun, Inc.(1)	359	17,849
General Dynamics Corp.	1,537	229,551
HEICO Corp.	359	44,365
HEICO Corp., Class A	651	72,098
Hexcel Corp.	4,764	235,913
Howmet Aerospace, Inc.	7,818	183,410
Huntington Ingalls Industries, Inc.	1,143	183,097
Kaman Corp.	1,926	100,711
L3Harris Technologies, Inc.	2,115	406,059
Lockheed Martin Corp.	2,965	1,082,225
Mercury Systems, Inc.(1)	641	45,652
Moog, Inc., Class A	1,486	114,957
National Presto Industries, Inc.	34	2,892
Northrop Grumman Corp.	1,238	374,198
Park Aerospace Corp.	555	7,065
Parsons Corp.(1)	1,265	41,365
Raytheon Technologies Corp.	7,264	520,974
Spirit AeroSystems Holdings, Inc., Class A	5,258	178,772
Teledyne Technologies, Inc.(1)	409	154,577
Textron, Inc.	10,524	474,632
TransDigm Group, Inc.	352	203,875
Triumph Group, Inc.	14	184
Vectrus, Inc.(1)	7	334
		6,213,498
Air Freight and Logistics — 1.1%
Air Transport Services Group, Inc.(1)	4,168	128,124
Atlas Air Worldwide Holdings, Inc.(1)	2,158	120,438
CH Robinson Worldwide, Inc.	3,562	334,721
Echo Global Logistics, Inc.(1)	540	15,331
Expeditors International of Washington, Inc.	5,774	516,022
FedEx Corp.	7,112	2,038,157
Forward Air Corp.	1,616	118,081
Hub Group, Inc., Class A(1)	2,041	111,480
United Parcel Service, Inc., Class B	13,430	2,297,470
XPO Logistics, Inc.(1)	956	101,986
		5,781,810
Airlines — 0.6%
Alaska Air Group, Inc.	6,411	326,769
Allegiant Travel Co.	940	159,979
American Airlines Group, Inc.	4,853	68,573

Delta Air Lines, Inc.	16,589	667,707
Hawaiian Holdings, Inc.	3,320	67,263
JetBlue Airways Corp.(1)	17,122	258,371
Mesa Air Group, Inc.(1)	361	2,303
SkyWest, Inc.	3,293	141,369
Southwest Airlines Co.	17,132	793,897
Spirit Airlines, Inc.(1)	4,399	99,549
United Airlines Holdings, Inc.(1)	9,148	412,117
		2,997,897
Auto Components — 0.8%
Adient plc(1)	2,218	69,401
American Axle & Manufacturing Holdings, Inc.(1)	9,032	71,895
Aptiv plc	7,260	861,762
Autoliv, Inc.	4,968	442,400
BorgWarner, Inc.	14,085	547,202
Cooper Tire & Rubber Co.	3,946	156,775
Cooper-Standard Holdings, Inc.(1)	617	20,929
Dana, Inc.	8,508	143,275
Fox Factory Holding Corp.(1)	368	32,115
Gentex Corp.	15,980	520,948
Gentherm, Inc.(1)	2,008	114,175
Goodyear Tire & Rubber Co. (The)	13,634	142,066
LCI Industries	1,476	185,651
Lear Corp.	3,324	475,166
Modine Manufacturing Co.(1)	3,719	40,612
Motorcar Parts of America, Inc.(1)	346	6,962
Patrick Industries, Inc.	1,634	103,007
Standard Motor Products, Inc.	595	27,543
Stoneridge, Inc.(1)	1,223	32,850
Tenneco, Inc., Class A(1)	4,615	49,150
Veoneer, Inc.(1)(2)	2,567	51,160
Visteon Corp.(1)	1,352	163,389
Workhorse Group, Inc.(1)(2)	1,071	27,171
XPEL, Inc.(1)	621	23,523
		4,309,127
Automobiles — 1.3%
Ford Motor Co.	132,282	1,201,120
General Motors Co.	34,574	1,515,724
Harley-Davidson, Inc.	9,413	379,250
Tesla, Inc.(1)	6,295	3,573,042
Thor Industries, Inc.	2,188	211,164
Winnebago Industries, Inc.	2,049	108,454
		6,988,754
Banks — 5.0%
1st Source Corp.	359	13,398
Allegiance Bancshares, Inc.	623	19,724
Altabancorp	887	24,304
Amalgamated Bank, Class A	571	7,263
Amerant Bancorp, Inc.(1)	1,415	21,013
American National Bankshares, Inc.	278	7,222
Ameris Bancorp	2,135	72,611
Arrow Financial Corp.	374	11,130
Associated Banc-Corp.	4,357	66,749
Atlantic Capital Bancshares, Inc.(1)	810	11,372
Atlantic Union Bankshares Corp.	2,132	63,768

Banc of California, Inc.	2,027	26,959
BancFirst Corp.	1,136	61,605
Bancorp, Inc. (The)(1)	4,278	50,480
BancorpSouth Bank	2,876	72,907
Bank First Corp.(2)	86	5,948
Bank of America Corp.	84,402	2,376,760
Bank of Commerce Holdings	180	1,694
Bank of Hawaii Corp.	1,930	144,518
Bank of Marin Bancorp	359	12,457
Bank OZK	5,016	140,247
BankUnited, Inc.	4,206	119,913
Banner Corp.	1,307	54,018
Bar Harbor Bankshares	347	7,998
Baycom Corp.(1)	25	360
BCB Bancorp, Inc.	604	6,143
Berkshire Hills Bancorp, Inc.	1,413	23,173
BOK Financial Corp.	693	46,396
Boston Private Financial Holdings, Inc.	4,046	28,969
Bridge Bancorp, Inc.	887	19,798
Brookline Bancorp, Inc.	2,514	28,584
Bryn Mawr Bank Corp.	623	18,578
Business First Bancshares, Inc.	330	6,161
Byline Bancorp, Inc.	820	12,571
Cadence BanCorp	3,055	42,587
Camden National Corp.	359	12,332
Capital City Bank Group, Inc.	318	7,241
Cathay General Bancorp.	2,620	74,015
CBTX, Inc.	322	7,068
Central Pacific Financial Corp.	1,372	22,487
Central Valley Community Bancorp	21	299
CIT Group, Inc.	3,108	104,087
Citigroup, Inc.	36,535	2,011,982
Citizens & Northern Corp.	329	5,971
Citizens Financial Group, Inc.	11,664	380,946
City Holding Co.	359	23,583
Civista Bancshares, Inc.	355	5,975
CNB Financial Corp.	630	12,398
Codorus Valley Bancorp, Inc.	16	269
Columbia Banking System, Inc.	1,952	61,703
Comerica, Inc.	5,893	289,936
Commerce Bancshares, Inc.	3,208	211,600
Community Bank System, Inc.	1,138	70,841
Community Bankers Trust Corp.	896	5,824
Community Trust Bancorp, Inc.	359	12,152
ConnectOne Bancorp, Inc.	1,151	20,407
CrossFirst Bankshares, Inc.(1)	2,277	20,721
Cullen/Frost Bankers, Inc.	1,085	91,042
Customers Bancorp, Inc.(1)	1,415	23,899
CVB Financial Corp.	3,516	66,769
Dime Community Bancshares, Inc.	20	289
Eagle Bancorp, Inc.	623	22,914
East West Bancorp, Inc.	6,844	292,376
Enterprise Financial Services Corp.	710	24,147
Equity Bancshares, Inc., Class A(1)	540	10,949
F.N.B. Corp.	15,122	133,527

Farmers National Banc Corp.	852	10,684
FB Financial Corp.	991	31,633
Fifth Third Bancorp	25,621	649,236
Financial Institutions, Inc.	887	17,749
First BanCorp	5,861	46,536
First Bancorp/Southern Pines NC	918	28,807
First Bancshares, Inc. (The)	623	17,045
First Busey Corp.	1,764	35,298
First Business Financial Services, Inc.	299	5,648
First Choice Bancorp	339	5,604
First Citizens BancShares, Inc., Class A	90	47,573
First Commonwealth Financial Corp.	3,120	30,170
First Community Bankshares, Inc.	683	14,391
First Financial Bancorp	2,471	39,660
First Financial Bankshares, Inc.	3,266	109,150
First Financial Corp.	359	13,595
First Foundation, Inc.	2,189	38,877
First Hawaiian, Inc.	4,194	91,932
First Horizon Corp.	16,969	207,361
First Internet Bancorp	300	7,674
First Interstate BancSystem, Inc., Class A	970	36,909
First Merchants Corp.	1,472	49,047
First Mid Bancshares, Inc.	623	18,721
First Midwest Bancorp, Inc.	3,070	42,949
First of Long Island Corp. (The)	1,151	19,348
First Republic Bank	2,532	328,046
Flushing Financial Corp.	1,160	16,472
Fulton Financial Corp.	5,237	64,520
German American Bancorp, Inc.	623	19,899
Glacier Bancorp, Inc.	2,536	103,393
Great Southern Bancorp, Inc.	571	26,209
Great Western Bancorp, Inc.	1,659	27,257
Guaranty Bancshares, Inc.	283	8,153
Hancock Whitney Corp.	2,165	60,815
Hanmi Financial Corp.	1,415	13,796
Heartland Financial USA, Inc.	1,392	54,260
Heritage Commerce Corp.	2,471	20,806
Heritage Financial Corp.	887	20,640
Hilltop Holdings, Inc.	3,552	85,568
Home BancShares, Inc.	5,269	97,529
HomeTrust Bancshares, Inc.	894	15,225
Hope Bancorp, Inc.	4,781	45,324
Horizon Bancorp, Inc.	1,869	26,727
Howard Bancorp, Inc.(1)	542	6,688
Huntington Bancshares, Inc.	41,388	499,967
Independent Bank Corp. (Massachusetts)	664	44,913
Independent Bank Corp. (Michigan)	1,159	19,715
Independent Bank Group, Inc.	1,153	64,695
International Bancshares Corp.	2,724	88,285
Investar Holding Corp.	168	2,732
Investors Bancorp, Inc.	6,743	65,272
JPMorgan Chase & Co.	40,151	4,733,000
KeyCorp	37,392	578,080
Lakeland Bancorp, Inc.	1,943	23,355
Lakeland Financial Corp.	898	45,609

Live Oak Bancshares, Inc.	1,730	71,138
M&T Bank Corp.	2,168	252,550
Macatawa Bank Corp.	2,744	21,293
MainStreet Bancshares, Inc.(1)	72	1,167
Mercantile Bank Corp.	623	15,469
Midland States Bancorp, Inc.	887	15,035
MidWestOne Financial Group, Inc.	888	20,655
MVB Financial Corp.	605	12,179
National Bank Holdings Corp., Class A	1,661	53,451
NBT Bancorp, Inc.	1,436	43,008
Nicolet Bankshares, Inc.(1)	95	6,318
Northeast Bank	351	7,645
Northrim BanCorp, Inc.	279	8,864
OceanFirst Financial Corp.	1,469	23,166
OFG Bancorp	3,470	58,123
Old National Bancorp	5,147	81,477
Old Second Bancorp, Inc.	2,211	21,358
Origin Bancorp, Inc.	623	16,017
Orrstown Financial Services, Inc.	338	5,449
Pacific Premier Bancorp, Inc.	3,068	88,420
PacWest Bancorp	3,319	77,200
Park National Corp.	355	35,894
Parke Bancorp, Inc.	565	8,113
PCB Bancorp.	57	621
Peapack-Gladstone Financial Corp.	887	19,523
People's United Financial, Inc.	10,074	124,918
Peoples Bancorp, Inc.	623	15,563
Pinnacle Financial Partners, Inc.	1,572	85,140
PNC Financial Services Group, Inc. (The)	7,005	967,180
Popular, Inc.	4,284	207,903
Preferred Bank	979	35,998
Premier Financial Bancorp, Inc.	117	1,557
Prosperity Bancshares, Inc.	1,831	115,042
QCR Holdings, Inc.	713	24,862
RBB Bancorp	626	9,290
Regions Financial Corp.	25,049	382,498
Reliant Bancorp, Inc.	98	1,734
Renasant Corp.	1,712	52,849
Republic Bancorp, Inc., Class A	508	17,932
S&T Bancorp, Inc.	1,266	28,346
Sandy Spring Bancorp, Inc.	1,220	35,941
Seacoast Banking Corp. of Florida(1)	887	22,406
ServisFirst Bancshares, Inc.	2,403	90,785
Sierra Bancorp	887	19,514
Signature Bank	2,138	239,862
Simmons First National Corp., Class A	3,039	59,261
SmartFinancial, Inc.	343	6,057
South Plains Financial, Inc.	543	9,584
South State Corp.	1,948	129,484
Southern First Bancshares, Inc.(1)	624	19,906
Southern National Bancorp of Virginia, Inc.	823	9,004
Southside Bancshares, Inc.	623	18,316
Spirit of Texas Bancshares, Inc.	157	2,452
Sterling Bancorp	6,222	99,428
Stock Yards Bancorp, Inc.	727	28,964

Summit Financial Group, Inc.	540	11,308
SVB Financial Group(1)	1,802	621,438
Synovus Financial Corp.	6,192	195,481
TCF Financial Corp.	7,312	245,683
Texas Capital Bancshares, Inc.(1)	2,302	128,682
Tompkins Financial Corp.	335	21,309
Towne Bank	2,175	47,306
TriCo Bancshares	623	20,409
TriState Capital Holdings, Inc.(1)	1,158	17,243
Triumph Bancorp, Inc.(1)	754	34,262
Truist Financial Corp.	21,466	996,452
Trustmark Corp.	1,705	42,318
U.S. Bancorp	22,516	972,916
UMB Financial Corp.	1,540	104,735
Umpqua Holdings Corp.	7,025	97,577
United Bankshares, Inc.	2,873	84,121
United Community Banks, Inc.	2,802	66,996
United Security Bancshares	415	2,926
Univest Financial Corp.	887	16,241
Valley National Bancorp	14,072	128,618
Veritex Holdings, Inc.	1,309	28,392
Washington Trust Bancorp, Inc.	633	24,890
Webster Financial Corp.	4,517	170,923
Wells Fargo & Co.	54,657	1,494,869
WesBanco, Inc.	1,956	56,000
West BanCorp, Inc.	1,209	23,310
Westamerica BanCorp	641	35,332
Western Alliance Bancorp	4,559	233,740
Wintrust Financial Corp.	2,416	131,648
Zions Bancorp N.A.	7,819	301,735
		26,660,443
Beverages — 1.1%
Boston Beer Co., Inc. (The), Class A(1)	296	275,529
Brown-Forman Corp., Class A	630	46,450
Brown-Forman Corp., Class B	7,081	571,153
Coca-Cola Co. (The)	26,097	1,346,605
Coca-Cola Consolidated, Inc.	312	81,647
Constellation Brands, Inc., Class A	2,471	508,631
Keurig Dr Pepper, Inc.	2,107	64,158
MGP Ingredients, Inc.	355	15,482
Molson Coors Beverage Co., Class B	3,644	167,624
Monster Beverage Corp.(1)	6,485	549,798
National Beverage Corp.(1)(2)	406	39,800
NewAge, Inc.(1)	63	216
PepsiCo, Inc.	15,409	2,222,440
		5,889,533
Biotechnology — 2.5%
AbbVie, Inc.	10,243	1,071,213
ACADIA Pharmaceuticals, Inc.(1)	887	50,257
Acceleron Pharma, Inc.(1)	694	81,941
ADMA Biologics, Inc.(1)(2)	40	82
Adverum Biotechnologies, Inc.(1)	1,194	16,226
Agenus, Inc.(1)	60	222
Agios Pharmaceuticals, Inc.(1)	224	10,376
Akebia Therapeutics, Inc.(1)	3,362	11,128

Alexion Pharmaceuticals, Inc.(1)	2,606	318,219
Alkermes plc(1)	3,513	64,147
Allogene Therapeutics, Inc.(1)	572	17,761
Alnylam Pharmaceuticals, Inc.(1)	1,230	159,789
Altimmune, Inc.(1)	125	1,529
Amgen, Inc.	7,470	1,658,639
Amicus Therapeutics, Inc.(1)	2,123	48,595
AnaptysBio, Inc.(1)	898	23,159
Anika Therapeutics, Inc.(1)	359	13,570
Ardelyx, Inc.(1)	1,128	7,106
Arena Pharmaceuticals, Inc.(1)	3,845	253,270
Arrowhead Pharmaceuticals, Inc.(1)	6,757	422,515
Assembly Biosciences, Inc.(1)	291	1,678
Atara Biotherapeutics, Inc.(1)	1,522	35,295
Atreca, Inc., Class A(1)	18	280
Avid Bioservices, Inc.(1)	3,023	27,570
Avrobio, Inc.(1)	1,415	19,485
Beyondspring, Inc.(1)	15	168
Biogen, Inc.(1)	5,124	1,230,631
Biohaven Pharmaceutical Holding Co. Ltd.(1)	546	48,567
BioMarin Pharmaceutical, Inc.(1)	1,890	148,743
BioSpecifics Technologies Corp.(1)	248	21,923
Bluebird Bio, Inc.(1)	751	33,112
Blueprint Medicines Corp.(1)	838	90,571
Catalyst Pharmaceuticals, Inc.(1)	5,493	20,104
Celldex Therapeutics, Inc.(1)	1,173	26,393
Coherus Biosciences, Inc.(1)	4,659	86,005
CRISPR Therapeutics AG(1)	886	112,451
Cyclerion Therapeutics, Inc.(1)	6	18
Cytokinetics, Inc.(1)	2,898	48,686
CytomX Therapeutics, Inc.(1)	901	6,776
Deciphera Pharmaceuticals, Inc.(1)	14	865
Denali Therapeutics, Inc.(1)	1,632	99,503
Dicerna Pharmaceuticals, Inc.(1)	4,761	120,310
Eagle Pharmaceuticals, Inc.(1)	675	30,713
Editas Medicine, Inc.(1)	28	857
Eiger BioPharmaceuticals, Inc.(1)	2	18
Emergent BioSolutions, Inc.(1)	2,564	210,069
Enanta Pharmaceuticals, Inc.(1)	286	11,783
Esperion Therapeutics, Inc.(1)(2)	1,305	36,958
Exact Sciences Corp.(1)	1,130	136,798
Exelixis, Inc.(1)	14,697	281,595
FibroGen, Inc.(1)	623	25,736
Frequency Therapeutics, Inc.(1)(2)	442	12,685
G1 Therapeutics, Inc.(1)	599	10,938
Geron Corp.(1)(2)	7,717	14,392
Gilead Sciences, Inc.	28,166	1,708,831
Global Blood Therapeutics, Inc.(1)	955	43,844
Gossamer Bio, Inc.(1)	1,921	16,982
Halozyme Therapeutics, Inc.(1)	18	704
Harpoon Therapeutics, Inc.(1)	7	104
Heron Therapeutics, Inc.(1)	1,080	18,716
ImmunoGen, Inc.(1)	9,875	53,819
Incyte Corp.(1)	2,127	179,817
Intellia Therapeutics, Inc.(1)(2)	1,261	49,519

Invitae Corp.(1)	2,121	105,308
Ionis Pharmaceuticals, Inc.(1)	2,298	116,118
Iovance Biotherapeutics, Inc.(1)	1,259	48,862
Ironwood Pharmaceuticals, Inc.(1)	846	9,746
Kadmon Holdings, Inc.(1)	2,968	12,940
Karyopharm Therapeutics, Inc.(1)	1,476	25,077
Kura Oncology, Inc.(1)	1,285	46,646
Ligand Pharmaceuticals, Inc.(1)	347	29,276
MacroGenics, Inc.(1)	1,318	30,406
Madrigal Pharmaceuticals, Inc.(1)	122	14,248
MEI Pharma, Inc.(1)	11,271	32,460
Mirati Therapeutics, Inc.(1)	560	133,196
Mirum Pharmaceuticals, Inc.(1)	624	14,633
Moderna, Inc.(1)	2,027	309,604
Myriad Genetics, Inc.(1)	887	15,558
Natera, Inc.(1)	991	87,476
Neurocrine Biosciences, Inc.(1)	1,391	132,062
Novavax, Inc.(1)(2)	321	44,780
OPKO Health, Inc.(1)(2)	6,740	31,274
PDL BioPharma, Inc.(1)	1,937	4,901
Protagonist Therapeutics, Inc.(1)	866	20,923
Prothena Corp. plc(1)	804	9,101
Radius Health, Inc.(1)	887	13,997
Regeneron Pharmaceuticals, Inc.(1)	1,949	1,005,742
REGENXBIO, Inc.(1)	853	29,719
Replimune Group, Inc.(1)	623	32,197
Rhythm Pharmaceuticals, Inc.(1)	827	25,596
Sage Therapeutics, Inc.(1)	710	52,604
Sangamo Therapeutics, Inc.(1)	2,867	28,641
Sarepta Therapeutics, Inc.(1)	127	17,889
Seagen, Inc.(1)	693	118,025
Seres Therapeutics, Inc.(1)	583	16,097
Solid Biosciences, Inc.(1)	3	10
Spectrum Pharmaceuticals, Inc.(1)	348	1,639
Syndax Pharmaceuticals, Inc.(1)	77	1,784
TCR2 Therapeutics, Inc.(1)	2	54
Travere Therapeutics, Inc.(1)	1,301	29,832
Turning Point Therapeutics, Inc.(1)	911	97,021
Ultragenyx Pharmaceutical, Inc.(1)	1,219	144,500
United Therapeutics Corp.(1)	2,036	270,055
Vanda Pharmaceuticals, Inc.(1)	810	9,890
VBI Vaccines, Inc.(1)	4,135	14,162
Veracyte, Inc.(1)	1,293	70,481
Vericel Corp.(1)	8	204
Vertex Pharmaceuticals, Inc.(1)	3,279	746,792
Viking Therapeutics, Inc.(1)(2)	815	5,240
Voyager Therapeutics, Inc.(1)	1,679	13,969
Xencor, Inc.(1)	956	40,458
Zymeworks, Inc.(1)	481	25,325
		13,340,274
Building Products — 0.9%
AAON, Inc.	1,943	126,548
Advanced Drainage Systems, Inc.	2,972	207,297
Allegion plc	2,110	240,624
Alpha Pro Tech Ltd.(1)(2)	633	8,001

AO Smith Corp.	5,779	325,415
Apogee Enterprises, Inc.	1,415	37,130
Armstrong Flooring, Inc.(1)	157	559
Armstrong World Industries, Inc.	3,025	233,106
Builders FirstSource, Inc.(1)	5,768	215,781
Carrier Global Corp.	3,729	141,963
CSW Industrials, Inc.	768	82,399
Fortune Brands Home & Security, Inc.	2,233	186,455
Gibraltar Industries, Inc.(1)	1,749	114,490
Insteel Industries, Inc.	876	20,262
JELD-WEN Holding, Inc.(1)	3,435	83,093
Johnson Controls International plc	10,545	485,492
Lennox International, Inc.	95	27,344
Masco Corp.	2,575	138,200
Masonite International Corp.(1)	1,812	181,291
Owens Corning	5,989	436,418
PGT Innovations, Inc.(1)	2,735	50,926
Quanex Building Products Corp.	1,882	38,769
Simpson Manufacturing Co., Inc.	2,446	224,787
Trane Technologies plc	2,208	322,898
Trex Co., Inc.(1)	7,102	531,372
UFP Industries, Inc.	3,860	207,089
		4,667,709
Capital Markets — 3.5%
Affiliated Managers Group, Inc.	710	61,855
Ameriprise Financial, Inc.	5,327	986,774
Ares Management Corp., Class A	1,378	62,079
Artisan Partners Asset Management, Inc., Class A	4,352	195,840
Assetmark Financial Holdings, Inc.(1)	84	1,998
B. Riley Financial, Inc.	1,479	53,451
Bank of New York Mellon Corp. (The)	16,074	628,815
BGC Partners, Inc., Class A	6,933	28,703
BlackRock, Inc.	1,310	914,839
Cboe Global Markets, Inc.	1,300	118,716
Charles Schwab Corp. (The)	29,781	1,452,717
CME Group, Inc.	4,422	773,983
Cohen & Steers, Inc.	1,290	91,293
Cowen, Inc., Class A	2,298	55,060
Diamond Hill Investment Group, Inc.	119	16,282
Eaton Vance Corp.	5,209	348,899
Evercore, Inc., Class A	2,112	192,044
FactSet Research Systems, Inc.	685	228,626
Federated Hermes, Inc.	4,218	113,211
Franklin Resources, Inc.	4,386	96,448
Goldman Sachs Group, Inc. (The)	6,802	1,568,405
Hamilton Lane, Inc., Class A	914	63,870
Houlihan Lokey, Inc.	677	43,856
Interactive Brokers Group, Inc., Class A	359	18,941
Intercontinental Exchange, Inc.	5,920	624,619
Invesco Ltd.	14,454	234,588
Janus Henderson Group plc	7,429	211,949
KKR & Co., Inc., Class A	8,499	322,367
Lazard Ltd., Class A	6,251	233,287
LPL Financial Holdings, Inc.	1,791	162,569
MarketAxess Holdings, Inc.	406	218,907

Moelis & Co., Class A	1,685	66,119
Moody's Corp.	3,265	921,840
Morgan Stanley	38,394	2,373,901
Morningstar, Inc.	374	74,837
MSCI, Inc.	603	246,880
Nasdaq, Inc.	695	88,953
Northern Trust Corp.	6,371	593,268
Oppenheimer Holdings, Inc., Class A	322	9,496
Piper Sandler Cos.	957	88,207
Pzena Investment Management, Inc., Class A	14	93
Raymond James Financial, Inc.	5,088	462,754
S&P Global, Inc.	3,849	1,354,001
Safeguard Scientifics, Inc.	2	13
SEI Investments Co.	5,416	285,694
State Street Corp.	7,504	528,882
Stifel Financial Corp.	3,012	208,732
StoneX Group, Inc.(1)	1,054	64,948
T. Rowe Price Group, Inc.	7,872	1,128,924
Victory Capital Holdings, Inc., Class A	548	11,250
Virtu Financial, Inc., Class A	418	9,526
Virtus Investment Partners, Inc.	473	84,610
Waddell & Reed Financial, Inc., Class A	3,648	60,046
WisdomTree Investments, Inc.	1,580	6,762
		18,794,727
Chemicals — 2.7%
AdvanSix, Inc.(1)	1,168	20,755
Air Products and Chemicals, Inc.	3,664	1,026,433
Albemarle Corp.	4,148	564,004
American Vanguard Corp.	862	13,068
Ashland Global Holdings, Inc.	2,390	179,656
Avient Corp.	5,865	214,366
Axalta Coating Systems Ltd.(1)	5,714	163,478
Balchem Corp.	337	34,944
Cabot Corp.	3,139	129,986
Celanese Corp.	5,050	653,116
CF Industries Holdings, Inc.	5,442	202,987
Chase Corp.	380	40,261
Chemours Co. (The)	12,449	302,884
Corteva, Inc.	23,562	902,896
Dow, Inc.	18,199	964,729
DuPont de Nemours, Inc.	13,372	848,320
Eastman Chemical Co.	4,287	417,554
Ecolab, Inc.	2,290	508,723
Element Solutions, Inc.	3,291	45,449
Ferro Corp.(1)	6,939	99,297
FMC Corp.	5,303	615,201
FutureFuel Corp.	1,617	19,388
GCP Applied Technologies, Inc.(1)	3,536	83,061
H.B. Fuller Co.	359	18,786
Hawkins, Inc.	707	35,477
Huntsman Corp.	6,957	172,325
Ingevity Corp.(1)	2,505	166,783
Innospec, Inc.	1,263	103,932
International Flavors & Fragrances, Inc.(2)	442	49,548
Koppers Holdings, Inc.(1)	887	24,011

Kraton Corp.(1)	2,310	62,370
Kronos Worldwide, Inc.	1,141	15,689
Linde plc	5,652	1,449,286
Livent Corp.(1)	10,258	155,614
LyondellBasell Industries NV, Class A	9,346	795,345
Minerals Technologies, Inc.	1,808	109,691
Mosaic Co. (The)	18,737	411,464
NewMarket Corp.	378	139,769
Olin Corp.	8,509	186,262
Orion Engineered Carbons SA	4,746	73,848
PPG Industries, Inc.	3,286	482,286
PQ Group Holdings, Inc.(1)	776	9,925
Quaker Chemical Corp.	69	17,043
Rayonier Advanced Materials, Inc.(1)	3,390	21,933
RPM International, Inc.	1,515	133,335
Scotts Miracle-Gro Co. (The)	1,541	270,862
Sensient Technologies Corp.	2,620	187,906
Sherwin-Williams Co. (The)	960	717,725
Stepan Co.	1,179	136,953
Trecora Resources(1)	63	426
Tredegar Corp.	1,960	30,988
Trinseo SA	2,755	104,662
Tronox Holdings plc, Class A	6,827	86,362
Valvoline, Inc.	2,003	45,648
Westlake Chemical Corp.	1,518	114,078
WR Grace & Co.	2,636	144,242
		14,525,130
Commercial Services and Supplies — 0.8%
ABM Industries, Inc.	625	24,063
ACCO Brands Corp.	1,154	8,840
ADT, Inc.	1,632	12,681
Brady Corp., Class A	1,302	57,522
Brink's Co. (The)	1,480	99,308
Casella Waste Systems, Inc., Class A(1)	1,721	103,570
Cimpress plc(1)	705	63,189
Cintas Corp.	987	350,681
Clean Harbors, Inc.(1)	2,473	178,971
Copart, Inc.(1)	6,830	788,523
Covanta Holding Corp.	3,004	37,250
Deluxe Corp.	359	9,241
Ennis, Inc.	1,839	30,104
Harsco Corp.(1)	15	254
Healthcare Services Group, Inc.	3,955	93,615
Heritage-Crystal Clean, Inc.(1)	689	13,277
Herman Miller, Inc.	4,235	150,935
HNI Corp.	3,161	115,250
IAA, Inc.(1)	1,446	86,644
Interface, Inc.	2,207	18,417
KAR Auction Services, Inc.	3,604	65,052
Kimball International, Inc., Class B	2,800	30,604
Knoll, Inc.	2,345	32,033
McGrath RentCorp	1,813	115,379
MSA Safety, Inc.	453	67,696
PICO Holdings, Inc.(1)	558	4,866
Pitney Bowes, Inc.	2,999	17,094

Quad/Graphics, Inc.	1,418	4,396
Republic Services, Inc.	922	89,176
Rollins, Inc.	1,604	91,717
Steelcase, Inc., Class A	5,178	62,913
Stericycle, Inc.(1)	86	6,058
Team, Inc.(1)	1,415	12,325
Tetra Tech, Inc.	627	74,770
UniFirst Corp.	599	110,743
US Ecology, Inc.	7	237
Viad Corp.	340	10,190
VSE Corp.	354	12,107
Waste Connections, Inc.	2,691	279,810
Waste Management, Inc.	7,569	901,695
		4,231,196
Communications Equipment — 0.6%
ADTRAN, Inc.	1,030	13,014
Arista Networks, Inc.(1)	979	265,015
Ciena Corp.(1)	5,865	262,752
Cisco Systems, Inc.	31,398	1,350,742
Comtech Telecommunications Corp.	887	16,906
EchoStar Corp., Class A(1)	2,059	48,942
Extreme Networks, Inc.(1)	4,144	23,289
F5 Networks, Inc.(1)	1,268	206,443
Infinera Corp.(1)	6,610	55,921
Inseego Corp.(1)(2)	502	4,985
InterDigital, Inc.	1,851	110,893
Juniper Networks, Inc.	4,206	91,565
Lumentum Holdings, Inc.(1)	3,501	302,416
Motorola Solutions, Inc.	1,277	219,044
NETGEAR, Inc.(1)	1,465	46,602
NetScout Systems, Inc.(1)	1,363	31,922
Ubiquiti, Inc.	95	23,571
ViaSat, Inc.(1)	983	33,422
Viavi Solutions, Inc.(1)	5,037	68,226
		3,175,670
Construction and Engineering — 0.4%
AECOM(1)	831	43,121
Aegion Corp.(1)	1,415	24,267
Ameresco, Inc., Class A(1)	1,567	69,810
Arcosa, Inc.	2,091	108,502
Argan, Inc.	1,094	50,313
Comfort Systems USA, Inc.	2,720	137,061
Construction Partners, Inc., Class A(1)	1,008	26,510
Dycom Industries, Inc.(1)	2,395	150,550
EMCOR Group, Inc.	1,559	134,355
Fluor Corp.	6,886	118,921
Great Lakes Dredge & Dock Corp.(1)	5,430	61,305
HC2 Holdings, Inc.(1)(2)	1,669	5,591
IES Holdings, Inc.(1)	284	10,474
Jacobs Engineering Group, Inc.	1,303	140,515
MasTec, Inc.(1)	3,921	222,360
MYR Group, Inc.(1)	1,265	64,679
Northwest Pipe Co.(1)	308	8,864
Orion Group Holdings, Inc.(1)	8	32
Primoris Services Corp.	2,155	52,259

Quanta Services, Inc.	6,565	448,652
Sterling Construction Co., Inc.(1)	49	783
Tutor Perini Corp.(1)	2,715	36,707
Valmont Industries, Inc.	1,254	204,377
WillScot Mobile Mini Holdings Corp.(1)	3,282	70,596
		2,190,604
Construction Materials — 0.2%
Eagle Materials, Inc.	2,396	218,012
Martin Marietta Materials, Inc.	1,231	326,991
Summit Materials, Inc., Class A(1)	1,343	25,517
US Concrete, Inc.(1)	783	27,781
Vulcan Materials Co.	2,419	337,813
		936,114
Consumer Finance — 1.3%
Aaron's Holdings Co., Inc.	4,540	285,702
Ally Financial, Inc.	18,501	548,555
American Express Co.	14,390	1,706,510
Capital One Financial Corp.	14,250	1,220,370
Credit Acceptance Corp.(1)(2)	387	115,512
Discover Financial Services	11,221	854,704
Elevate Credit, Inc.(1)	1,123	3,178
Encore Capital Group, Inc.(1)	1,953	66,675
Enova International, Inc.(1)	1,837	38,412
FirstCash, Inc.	917	58,908
Green Dot Corp., Class A(1)	3,623	194,048
LendingClub Corp.(1)	1,943	15,505
LendingTree, Inc.(1)(2)	4	1,022
Navient Corp.	13,476	126,270
Nelnet, Inc., Class A	1,315	89,289
OneMain Holdings, Inc.	5,168	201,500
PRA Group, Inc.(1)	1,561	64,985
Regional Management Corp.	937	25,046
Santander Consumer USA Holdings, Inc.	6,853	151,451
SLM Corp.	25,749	273,197
Synchrony Financial	25,056	763,456
World Acceptance Corp.(1)(2)	221	24,953
		6,829,248
Containers and Packaging — 0.8%
Amcor plc	10,495	118,908
AptarGroup, Inc.	2,735	345,485
Ardagh Group SA	68	1,209
Avery Dennison Corp.	3,034	453,098
Ball Corp.	3,561	341,892
Berry Global Group, Inc.(1)	3,814	202,142
Crown Holdings, Inc.(1)	2,700	254,475
Graphic Packaging Holding Co.	8,260	126,543
Greif, Inc., Class A	33	1,604
International Paper Co.	15,562	770,008
Myers Industries, Inc.	2,302	39,111
O-I Glass, Inc.	3,115	35,262
Packaging Corp. of America	4,726	614,380
Sealed Air Corp.	1,423	64,120
Silgan Holdings, Inc.	1,374	46,441
Sonoco Products Co.	4,166	241,878
UFP Technologies, Inc.(1)	85	3,746

WestRock Co.	11,383	480,477
		4,140,779
Distributors — 0.2%
Core-Mark Holding Co., Inc.	3,087	96,283
Funko, Inc., Class A(1)(2)	2	17
Genuine Parts Co.	2,806	276,026
LKQ Corp.(1)	7,431	261,720
Pool Corp.	1,824	631,305
Weyco Group, Inc.	41	735
		1,266,086
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.(1)	1,409	40,340
American Public Education, Inc.(1)	271	8,412
Bright Horizons Family Solutions, Inc.(1)	525	89,308
Chegg, Inc.(1)	643	50,109
Collectors Universe, Inc.	887	68,432
frontdoor, Inc.(1)	945	44,736
Graham Holdings Co., Class B	30	13,411
Grand Canyon Education, Inc.(1)	1,037	86,558
H&R Block, Inc.	1,404	26,395
K12, Inc.(1)	865	20,180
Laureate Education, Inc., Class A(1)	2,723	38,667
OneSpaWorld Holdings Ltd.	1,679	14,842
Perdoceo Education Corp.(1)	5,105	57,891
Service Corp. International	2,445	118,925
Strategic Education, Inc.	296	27,791
Terminix Global Holdings, Inc.(1)	575	28,192
Universal Technical Institute, Inc.(1)	863	5,661
WW International, Inc.(1)	623	18,385
		758,235
Diversified Financial Services — 0.7%
Banco Latinoamericano de Comercio Exterior SA, E Shares	1,415	20,900
Berkshire Hathaway, Inc., Class B(1)	12,480	2,856,797
Cannae Holdings, Inc.(1)	1,591	62,717
Equitable Holdings, Inc.	14,006	355,472
Jefferies Financial Group, Inc.	11,216	254,940
Marlin Business Services Corp.	132	1,371
Voya Financial, Inc.	4,171	240,375
		3,792,572
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	74,570	2,143,888
ATN International, Inc.	359	17,569
CenturyLink, Inc.	15,419	161,129
Cogent Communications Holdings, Inc.	438	25,465
Consolidated Communications Holdings, Inc.(1)	2,677	14,991
GCI Liberty, Inc., Class A(1)	2,149	195,817
Iridium Communications, Inc.(1)	5,122	164,365
Verizon Communications, Inc.	75,006	4,531,112
Vonage Holdings Corp.(1)	2,471	31,777
		7,286,113
Electric Utilities — 1.7%
ALLETE, Inc.	1,615	90,828
Alliant Energy Corp.	5,882	309,393
American Electric Power Co., Inc.	11,103	942,534
Avangrid, Inc.	851	39,606

Duke Energy Corp.	4,743	439,486
Edison International	9,113	559,174
Entergy Corp.	6,708	730,166
Evergy, Inc.	5,928	328,470
Eversource Energy	3,542	309,960
Exelon Corp.	22,934	941,899
FirstEnergy Corp.	10,169	270,089
Hawaiian Electric Industries, Inc.	4,905	175,746
IDACORP, Inc.	1,537	139,221
MGE Energy, Inc.	359	24,653
NextEra Energy, Inc.	10,748	790,945
NRG Energy, Inc.	1,683	55,118
OGE Energy Corp.	4,545	147,213
Otter Tail Corp.	669	26,640
Pinnacle West Capital Corp.	4,411	361,040
PNM Resources, Inc.	2,216	108,828
Portland General Electric Co.	4,469	184,927
PPL Corp.	14,240	404,701
Southern Co. (The)	14,354	859,087
Spark Energy, Inc., Class A	2	19
Xcel Energy, Inc.	15,157	1,020,975
		9,260,718
Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,263	149,944
Allied Motion Technologies, Inc.	68	2,759
AMETEK, Inc.	2,541	301,185
Atkore International Group, Inc.(1)	3,121	121,657
AZZ, Inc.	841	37,500
Eaton Corp. plc	5,337	646,364
Emerson Electric Co.	5,809	446,248
Encore Wire Corp.	690	35,652
Generac Holdings, Inc.(1)	997	214,953
GrafTech International Ltd.	82	648
Hubbell, Inc.	692	111,820
LSI Industries, Inc.	1,121	8,766
nVent Electric plc	2,344	53,912
Orion Energy Systems, Inc.(1)	1,979	20,423
Plug Power, Inc.(1)	402	10,609
Powell Industries, Inc.	275	7,103
Regal Beloit Corp.	1,557	185,345
Rockwell Automation, Inc.	2,995	765,402
Sensata Technologies Holding plc(1)	1,402	68,460
Sunrun, Inc.(1)	6,176	395,758
Thermon Group Holdings, Inc.(1)	1	14
TPI Composites, Inc.(1)	2,827	113,730
		3,698,252
Electronic Equipment, Instruments and Components — 1.3%
Amphenol Corp., Class A	2,147	280,849
Arlo Technologies, Inc.(1)	2,485	13,071
Arrow Electronics, Inc.(1)	4,540	416,091
Avnet, Inc.	4,887	148,321
Badger Meter, Inc.	1,470	121,187
Benchmark Electronics, Inc.	2,535	61,651
CDW Corp.	2,982	389,121
Cognex Corp.	2,024	152,083

Coherent, Inc.(1)	962	117,152
Corning, Inc.	26,714	999,638
CTS Corp.	887	27,018
Dolby Laboratories, Inc., Class A	1,508	133,383
ePlus, Inc.(1)	459	38,698
Fabrinet(1)	667	45,563
FARO Technologies, Inc.(1)	399	26,382
Flex Ltd.(1)	29,497	478,736
FLIR Systems, Inc.	2,340	89,482
II-VI, Inc.(1)	1,439	97,348
Insight Enterprises, Inc.(1)	1,708	122,088
IPG Photonics Corp.(1)	835	172,853
Itron, Inc.(1)	95	7,468
Jabil, Inc.	8,782	335,648
Keysight Technologies, Inc.(1)	3,278	393,491
Kimball Electronics, Inc.(1)	1,352	20,834
Knowles Corp.(1)	1,479	25,113
Littelfuse, Inc.	125	30,066
Methode Electronics, Inc.	887	31,063
National Instruments Corp.	2,825	105,740
Novanta, Inc.(1)	408	48,952
OSI Systems, Inc.(1)	646	56,913
PC Connection, Inc.	305	13,923
Plexus Corp.(1)	453	33,844
Rogers Corp.(1)	344	50,537
Sanmina Corp.(1)	4,319	137,409
ScanSource, Inc.(1)	1,169	29,342
SYNNEX Corp.	2,415	387,149
TE Connectivity Ltd.	6,809	776,022
Trimble, Inc.(1)	887	53,105
TTM Technologies, Inc.(1)	4,769	62,283
Vishay Intertechnology, Inc.	5,265	101,930
Vishay Precision Group, Inc.(1)	537	15,707
Vontier Corp.(1)	1,284	42,590
Zebra Technologies Corp., Class A(1)	392	148,341
		6,838,185
Energy Equipment and Services — 0.4%
Archrock, Inc.	12,156	94,452
Aspen Aerogels, Inc.(1)	593	8,373
Baker Hughes Co.	5,308	99,366
Bristow Group, Inc.(1)	2,072	46,102
Cactus, Inc., Class A	3,750	87,000
ChampionX Corp.(1)	3,548	42,150
Core Laboratories NV	433	9,513
DMC Global, Inc.	932	38,072
Dril-Quip, Inc.(1)	1,165	33,109
Exterran Corp.(1)	2,215	9,392
Frank's International NV(1)	707	1,577
Geospace Technologies Corp.(1)	157	975
Halliburton Co.	39,669	658,109
Helix Energy Solutions Group, Inc.(1)	3,791	14,254
Helmerich & Payne, Inc.	5,712	130,062
Liberty Oilfield Services, Inc., Class A	4,372	40,660
Matrix Service Co.(1)	1,679	16,085
Nabors Industries Ltd.	426	22,318

National Energy Services Reunited Corp.(1)	1,433	12,524
National Oilwell Varco, Inc.	22,394	274,551
NexTier Oilfield Solutions, Inc.(1)	12,299	34,437
Oceaneering International, Inc.(1)	8,303	50,399
Oil States International, Inc.(1)	2,207	9,799
Patterson-UTI Energy, Inc.	11,804	50,875
ProPetro Holding Corp.(1)	8,056	46,483
RPC, Inc.(1)	1,677	5,199
Schlumberger NV	12,000	249,480
SEACOR Marine Holdings, Inc.(1)	320	656
Select Energy Services, Inc., Class A(1)	3,771	15,951
Solaris Oilfield Infrastructure, Inc., Class A	2,207	14,831
TechnipFMC plc	21,012	174,610
Tidewater, Inc.(1)	320	3,043
US Silica Holdings, Inc.	615	2,657
		2,297,064
Entertainment — 1.2%
Activision Blizzard, Inc.	7,108	564,944
Cinemark Holdings, Inc.	1,982	30,622
Electronic Arts, Inc.(1)	4,493	573,981
Eros STX Global Corp.(1)(2)	3,826	8,149
IMAX Corp.(1)	1,679	24,900
Liberty Media Corp.-Liberty Braves, Class C(1)	2,349	58,725
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,142	131,273
Live Nation Entertainment, Inc.(1)	1,441	94,602
Madison Square Garden Entertainment Corp.(1)	1,008	76,618
Madison Square Garden Sports Corp., Class A(1)	95	16,093
Marcus Corp. (The)	623	7,314
Netflix, Inc.(1)	5,618	2,756,753
Roku, Inc.(1)	360	105,685
Take-Two Interactive Software, Inc.(1)	3,850	694,963
Walt Disney Co. (The)	8,914	1,319,361
World Wrestling Entertainment, Inc., Class A	260	11,190
Zynga, Inc., Class A(1)	9,902	81,691
		6,556,864
Food and Staples Retailing — 1.8%
Andersons, Inc. (The)	1,089	24,753
BJ's Wholesale Club Holdings, Inc.(1)	1,477	60,542
Casey's General Stores, Inc.	2,387	433,670
Costco Wholesale Corp.	7,648	2,996,257
HF Foods Group, Inc.(1)(2)	808	6,278
Ingles Markets, Inc., Class A	1,150	43,229
Kroger Co. (The)	35,225	1,162,425
Natural Grocers by Vitamin Cottage, Inc.	989	14,400
Performance Food Group Co.(1)	9,345	405,386
PriceSmart, Inc.	1,309	106,396
SpartanNash Co.	2,762	52,147
Sprouts Farmers Market, Inc.(1)	8,919	188,815
Sysco Corp.	9,683	690,301
United Natural Foods, Inc.(1)	5,188	89,493
US Foods Holding Corp.(1)	1,921	60,473
Village Super Market, Inc., Class A	895	20,728
Walgreens Boots Alliance, Inc.	14,928	567,413
Walmart, Inc.	16,461	2,515,076

Weis Markets, Inc.	863	41,105
		9,478,887
Food Products — 1.2%
Archer-Daniels-Midland Co.	10,613	528,209
B&G Foods, Inc.(2)	4,745	131,389
Beyond Meat, Inc.(1)(2)	19	2,658
Bunge Ltd.	8,005	471,414
Cal-Maine Foods, Inc.(1)	424	16,591
Calavo Growers, Inc.	630	45,127
Campbell Soup Co.	4,414	220,788
Conagra Brands, Inc.	2,342	85,624
Darling Ingredients, Inc.(1)	9,231	445,673
Flowers Foods, Inc.	9,231	204,836
Fresh Del Monte Produce, Inc.	1,386	35,191
General Mills, Inc.	4,982	303,005
Hain Celestial Group, Inc. (The)(1)	2,334	89,859
Hershey Co. (The)	4,700	695,083
Hormel Foods Corp.	4,697	221,604
Hostess Brands, Inc.(1)	3,250	44,037
Ingredion, Inc.	2,803	216,251
J&J Snack Foods Corp.	353	51,323
J.M. Smucker Co. (The)	1,538	180,254
John B Sanfilippo & Son, Inc.	638	47,346
Kellogg Co.	3,288	210,136
Kraft Heinz Co. (The)	5,425	178,699
Lamb Weston Holdings, Inc.	6,305	456,356
Lancaster Colony Corp.	396	67,055
Landec Corp.(1)	593	6,138
McCormick & Co., Inc.	708	132,382
Mondelez International, Inc., Class A	13,183	757,363
Pilgrim's Pride Corp.(1)	2,207	41,690
Post Holdings, Inc.(1)	359	33,911
Sanderson Farms, Inc.	348	47,582
Seaboard Corp.	2	6,405
Seneca Foods Corp., Class A(1)	279	11,685
Tootsie Roll Industries, Inc.(2)	634	19,635
TreeHouse Foods, Inc.(1)	359	14,766
Tyson Foods, Inc., Class A	4,165	271,558
		6,291,623
Gas Utilities — 0.1%
Atmos Energy Corp.	1,832	175,670
Chesapeake Utilities Corp.	316	32,867
National Fuel Gas Co.	2,275	93,662
New Jersey Resources Corp.	1,377	45,482
Northwest Natural Holding Co.	978	46,866
ONE Gas, Inc.	1,293	102,380
South Jersey Industries, Inc.	56	1,289
Southwest Gas Holdings, Inc.(1)	1,773	113,915
Spire, Inc.	362	23,154
Star Group LP	1,135	10,862
UGI Corp.	3,803	134,930
		781,077
Health Care Equipment and Supplies — 2.5%
Abbott Laboratories	10,834	1,172,456
ABIOMED, Inc.(1)	381	104,432

Align Technology, Inc.(1)	1,850	890,387
AngioDynamics, Inc.(1)	575	8,177
Apyx Medical Corp.(1)	320	2,448
Atrion Corp.	10	6,000
Avanos Medical, Inc.(1)	780	33,064
Axogen, Inc.(1)	1,680	24,007
Baxter International, Inc.	11,063	841,562
Becton Dickinson and Co.	1,508	354,139
Boston Scientific Corp.(1)	8,733	289,499
Cardiovascular Systems, Inc.(1)	359	12,371
Cooper Cos., Inc. (The)	667	223,592
CryoLife, Inc.(1)	224	4,664
Danaher Corp.	3,563	800,357
DENTSPLY SIRONA, Inc.	3,022	153,790
DexCom, Inc.(1)	537	171,668
Edwards Lifesciences Corp.(1)	8,301	696,371
FONAR Corp.(1)	271	5,206
Glaukos Corp.(1)	697	47,034
Globus Medical, Inc., Class A(1)	1,660	99,733
Haemonetics Corp.(1)	1,220	137,677
Hill-Rom Holdings, Inc.	359	34,055
Hologic, Inc.(1)	2,408	166,465
ICU Medical, Inc.(1)	409	77,178
IDEXX Laboratories, Inc.(1)	2,962	1,365,423
Insulet Corp.(1)	778	200,498
Integer Holdings Corp.(1)	797	57,456
Integra LifeSciences Holdings Corp.(1)	623	34,097
Intuitive Surgical, Inc.(1)	1,226	890,137
Lantheus Holdings, Inc.(1)	3,134	41,243
LENSAR, Inc.(1)	146	1,251
LivaNova plc(1)	3,368	177,999
Masimo Corp.(1)	907	230,822
Medtronic plc	11,105	1,262,639
Meridian Bioscience, Inc.(1)	2,616	49,442
Merit Medical Systems, Inc.(1)	1,261	69,443
Natus Medical, Inc.(1)	1,811	37,886
Neogen Corp.(1)	635	47,130
Nevro Corp.(1)(2)	324	52,245
Novocure Ltd.(1)	359	45,108
NuVasive, Inc.(1)	1,157	53,592
OraSure Technologies, Inc.(1)	2,352	28,224
Orthofix Medical, Inc.(1)	663	24,372
Oxford Immunotec Global plc(1)	608	8,676
Penumbra, Inc.(1)	357	79,218
Quidel Corp.(1)	686	133,804
ResMed, Inc.	2,110	442,256
Shockwave Medical, Inc.(1)	21	2,054
Sientra, Inc.(1)	6	31
STERIS plc	958	185,670
Stryker Corp.	2,296	535,886
Surmodics, Inc.(1)	815	30,514
Tandem Diabetes Care, Inc.(1)	97	9,106
Teleflex, Inc.	251	96,070
Varex Imaging Corp.(1)	889	14,829
West Pharmaceutical Services, Inc.	1,828	502,992

Zimmer Biomet Holdings, Inc.	2,465	367,581
		13,434,026
Health Care Providers and Services — 2.0%
Acadia Healthcare Co., Inc.(1)	623	26,446
Addus HomeCare Corp.(1)	407	40,395
Amedisys, Inc.(1)	383	93,755
AmerisourceBergen Corp.	2,119	218,490
AMN Healthcare Services, Inc.(1)	1,288	83,926
Anthem, Inc.	2,415	752,321
BioTelemetry, Inc.(1)	673	37,291
Brookdale Senior Living, Inc.(1)	12,437	52,733
Cardinal Health, Inc.	3,061	167,100
Centene Corp.(1)	12,867	793,250
Chemed Corp.	329	157,344
Cigna Corp.	1,338	279,829
CorVel Corp.(1)	429	38,417
Cross Country Healthcare, Inc.(1)	4,849	42,186
CVS Health Corp.	6,141	416,298
DaVita, Inc.(1)	443	48,664
Encompass Health Corp.	943	75,987
Ensign Group, Inc. (The)	3,784	271,956
Guardant Health, Inc.(1)	532	64,436
Hanger, Inc.(1)	371	8,418
HCA Healthcare, Inc.	1,839	276,052
HealthEquity, Inc.(1)	628	45,021
Henry Schein, Inc.(1)	2,264	145,598
Humana, Inc.	3,882	1,554,819
InfuSystem Holdings, Inc.(1)	1,134	18,144
Joint Corp. (The)(1)	601	15,085
Laboratory Corp. of America Holdings(1)	546	109,113
LHC Group, Inc.(1)	122	23,951
Magellan Health, Inc.(1)	1,431	113,121
McKesson Corp.	1,884	338,950
Molina Healthcare, Inc.(1)	2,704	551,967
National HealthCare Corp.	327	20,346
National Research Corp.	604	30,991
Owens & Minor, Inc.	6,028	155,281
Patterson Cos., Inc.	5,689	157,927
Pennant Group, Inc. (The)(1)	657	33,303
Premier, Inc., Class A	3,673	130,098
Providence Service Corp. (The)(1)	859	116,644
Quest Diagnostics, Inc.	999	123,856
R1 RCM, Inc.(1)	1,240	25,147
RadNet, Inc.(1)	1,950	36,309
Select Medical Holdings Corp.(1)	9	217
Tenet Healthcare Corp.(1)	1,039	32,656
Tivity Health, Inc.(1)	1,325	24,420
Triple-S Management Corp., Class B(1)	319	7,149
UnitedHealth Group, Inc.	7,053	2,372,206
Universal Health Services, Inc., Class B	2,979	388,998
		10,516,611
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.(1)	2,738	37,456
Cerner Corp.	11,426	855,122
Change Healthcare, Inc.(1)	7,116	121,897

Evolent Health, Inc., Class A(1)	2,540	36,906
HealthStream, Inc.(1)	887	16,569
HMS Holdings Corp.(1)	6	188
NextGen Healthcare, Inc.(1)	1,147	20,348
Omnicell, Inc.(1)	678	71,088
Simulations Plus, Inc.	1,561	87,369
Teladoc Health, Inc.(1)	728	144,705
Veeva Systems, Inc., Class A(1)	1,534	424,719
Vocera Communications, Inc.(1)	660	22,328
		1,838,695
Hotels, Restaurants and Leisure — 1.7%
Accel Entertainment, Inc.(1)	3,043	31,769
Aramark	4,494	157,290
Bally's Corp.	619	27,502
BJ's Restaurants, Inc.(1)	1,151	38,017
Bloomin' Brands, Inc.	3,450	60,375
Boyd Gaming Corp.	2,467	94,955
Brinker International, Inc.	587	29,415
Caesars Entertainment, Inc.(1)	3,141	213,965
Carnival Corp.	7,105	141,958
Carrols Restaurant Group, Inc.(1)	62	422
Century Casinos, Inc.(1)	4	24
Cheesecake Factory, Inc. (The)(2)	1,579	59,181
Chipotle Mexican Grill, Inc.(1)	449	578,954
Choice Hotels International, Inc.	295	29,397
Churchill Downs, Inc.	1,200	215,904
Chuy's Holdings, Inc.(1)	1,223	28,985
Cracker Barrel Old Country Store, Inc.	1,497	208,951
Darden Restaurants, Inc.	4,560	492,389
Dave & Buster's Entertainment, Inc.(2)	623	15,774
Denny's Corp.(1)	1,151	13,248
Dine Brands Global, Inc.	32	2,015
Domino's Pizza, Inc.	368	144,466
Dunkin' Brands Group, Inc.	777	82,626
Extended Stay America, Inc.	7,502	102,852
Fiesta Restaurant Group, Inc.(1)	300	3,525
Golden Entertainment, Inc.(1)	1,525	25,391
Hilton Grand Vacations, Inc.(1)	7,027	194,929
Hilton Worldwide Holdings, Inc.	2,117	219,385
Hyatt Hotels Corp., Class A(2)	1,301	93,633
J Alexander's Holdings, Inc.(1)	14	96
Jack in the Box, Inc.	263	24,193
Las Vegas Sands Corp.	9,406	524,008
Lindblad Expeditions Holdings, Inc.(1)	902	11,555
Marriott International, Inc., Class A	4,123	523,085
Marriott Vacations Worldwide Corp.	359	45,711
McDonald's Corp.	5,006	1,088,505
MGM Resorts International	8,187	231,283
Monarch Casino & Resort, Inc.(1)	359	19,824
Norwegian Cruise Line Holdings Ltd.(1)	8,025	183,532
Papa John's International, Inc.	352	28,287
Penn National Gaming, Inc.(1)	8,306	581,420
Planet Fitness, Inc., Class A(1)	623	45,448
Playa Hotels & Resorts NV(1)	3,791	19,296
RCI Hospitality Holdings, Inc.	272	8,027

Red Lion Hotels Corp.(1)	324	765
Red Robin Gourmet Burgers, Inc.(1)	318	6,395
Red Rock Resorts, Inc., Class A	4,526	98,418
Royal Caribbean Cruises Ltd.	2,913	229,573
Ruth's Hospitality Group, Inc.	1,553	24,180
Scientific Games Corp., Class A(1)	619	23,076
SeaWorld Entertainment, Inc.(1)	3,581	99,910
Six Flags Entertainment Corp.	581	17,854
Starbucks Corp.	9,300	911,586
Texas Roadhouse, Inc.	3,334	252,717
Vail Resorts, Inc.	379	104,543
Wendy's Co. (The)	4,640	102,034
Wingstop, Inc.	289	36,793
Wyndham Destinations, Inc.	835	35,120
Wyndham Hotels & Resorts, Inc.	359	20,642
Wynn Resorts Ltd.	4,454	447,627
Yum! Brands, Inc.	2,402	254,132
		9,306,932
Household Durables — 1.0%
Beazer Homes USA, Inc.(1)	2,297	34,019
Cavco Industries, Inc.(1)	490	88,205
Century Communities, Inc.(1)	2,352	104,664
D.R. Horton, Inc.	8,394	625,353
Ethan Allen Interiors, Inc.	1,711	31,260
Garmin Ltd.	2,400	280,224
Green Brick Partners, Inc.(1)	819	17,830
Helen of Troy Ltd.(1)	779	157,350
Hooker Furniture Corp.	81	2,452
Installed Building Products, Inc.(1)	775	76,585
iRobot Corp.(1)(2)	1,203	94,351
KB Home	3,809	134,077
La-Z-Boy, Inc.	2,760	102,230
Legacy Housing Corp.(1)	63	939
Leggett & Platt, Inc.	1,151	49,608
Lennar Corp., Class A	6,287	476,932
LGI Homes, Inc.(1)	462	49,919
Lifetime Brands, Inc.	86	1,158
Lovesac Co. (The)(1)(2)	407	12,975
M.D.C. Holdings, Inc.	1,841	88,865
M/I Homes, Inc.(1)	2,107	95,763
Meritage Homes Corp.(1)	2,697	243,135
Mohawk Industries, Inc.(1)	2,236	281,356
Newell Brands, Inc.	20,973	445,886
NVR, Inc.(1)	55	219,845
PulteGroup, Inc.	12,526	546,509
Purple Innovation, Inc.(1)	3,493	104,161
Skyline Champion Corp.(1)	1,712	52,610
Sonos, Inc.(1)	4,590	102,082
Taylor Morrison Home Corp.(1)	5,554	140,405
Tempur Sealy International, Inc.(1)	5,268	132,701
Toll Brothers, Inc.	4,181	197,970
TopBuild Corp.(1)	95	16,552
TRI Pointe Group, Inc.(1)	5,540	96,839
Turtle Beach Corp.(1)	89	1,663
Universal Electronics, Inc.(1)	891	46,920

Whirlpool Corp.	1,680	326,945
ZAGG, Inc.(1)	2	8
		5,480,346
Household Products — 0.9%
Central Garden & Pet Co.(1)	35	1,401
Central Garden & Pet Co., Class A(1)	2,023	74,629
Church & Dwight Co., Inc.	3,383	296,926
Clorox Co. (The)	2,965	601,776
Colgate-Palmolive Co.	5,850	500,994
Energizer Holdings, Inc.	1,417	59,358
Kimberly-Clark Corp.	2,747	382,685
Oil-Dri Corp. of America	155	5,337
Procter & Gamble Co. (The)	19,583	2,719,491
Reynolds Consumer Products, Inc.	433	13,137
Spectrum Brands Holdings, Inc.	686	45,845
WD-40 Co.	287	72,987
		4,774,566
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	30,490	623,215
Clearway Energy, Inc., Class A	1,679	45,568
Clearway Energy, Inc., Class C	1,968	57,603
NextEra Energy Partners LP	2,927	185,777
Ormat Technologies, Inc.	1,774	139,809
Sunnova Energy International, Inc.(1)	1,566	63,439
Vistra Corp.	24,537	458,351
		1,573,762
Industrial Conglomerates — 0.6%
3M Co.	4,381	756,730
Carlisle Cos., Inc.	1,884	272,860
General Electric Co.	48,063	489,281
Honeywell International, Inc.	6,787	1,384,005
Raven Industries, Inc.	673	16,973
Roper Technologies, Inc.	399	170,373
		3,090,222
Insurance — 3.0%
Aflac, Inc.	15,811	694,577
Alleghany Corp.	320	184,064
Allstate Corp. (The)	9,310	952,878
Ambac Financial Group, Inc.(1)	1,415	20,716
American Equity Investment Life Holding Co.	6,453	169,585
American Financial Group, Inc.	2,219	198,401
American International Group, Inc.	20,646	793,632
American National Group, Inc.	279	23,654
AMERISAFE, Inc.	841	46,028
Aon plc, Class A	2,730	559,350
Arch Capital Group Ltd.(1)	10,270	330,643
Argo Group International Holdings Ltd.	932	36,525
Arthur J. Gallagher & Co.	1,572	181,424
Assurant, Inc.	2,136	275,800
Assured Guaranty Ltd.	2,928	88,221
Athene Holding Ltd., Class A(1)	5,862	259,980
Axis Capital Holdings Ltd.	2,961	148,376
Brighthouse Financial, Inc.(1)	3,691	129,554
Brown & Brown, Inc.	1,151	51,829
Chubb Ltd.	4,753	702,636

Cincinnati Financial Corp.	3,020	230,577
Citizens, Inc.(1)(2)	1,152	7,304
CNA Financial Corp.	359	12,389
CNO Financial Group, Inc.	7,848	167,005
Crawford & Co., Class A	1,312	9,643
eHealth, Inc.(1)	896	68,087
Employers Holdings, Inc.	1,505	45,918
Enstar Group Ltd.(1)	296	56,027
Erie Indemnity Co., Class A	359	80,994
Everest Re Group Ltd.	713	162,086
FBL Financial Group, Inc., Class A	281	14,612
Fidelity National Financial, Inc.	10,226	368,034
First American Financial Corp.	4,489	217,447
Genworth Financial, Inc., Class A(1)	17,941	81,452
Globe Life, Inc.	3,827	356,294
Greenlight Capital Re Ltd., A Shares(1)	856	6,600
Hallmark Financial Services, Inc.(1)	320	1,034
Hanover Insurance Group, Inc. (The)	981	110,215
Hartford Financial Services Group, Inc. (The)	16,375	723,775
HCI Group, Inc.	85	4,433
Heritage Insurance Holdings, Inc.	823	8,510
Horace Mann Educators Corp.	3,241	129,381
James River Group Holdings Ltd.	720	32,818
Kemper Corp.	1,576	118,121
Kinsale Capital Group, Inc.	603	144,816
Lincoln National Corp.	4,244	200,402
Loews Corp.	5,877	246,305
Markel Corp.(1)	111	108,095
Marsh & McLennan Cos., Inc.	3,604	413,163
MBIA, Inc.(1)	2,999	19,104
Mercury General Corp.	1,454	64,659
MetLife, Inc.	14,814	683,962
National Western Life Group, Inc., Class A	30	5,582
Old Republic International Corp.	10,085	180,723
Palomar Holdings, Inc.(1)	564	37,280
Primerica, Inc.	2,419	315,123
Principal Financial Group, Inc.	9,127	454,433
ProAssurance Corp.	1,782	28,352
Progressive Corp. (The)	16,994	1,480,347
Prudential Financial, Inc.	6,221	470,432
Reinsurance Group of America, Inc.	1,519	175,110
RenaissanceRe Holdings Ltd.	1,000	164,640
RLI Corp.	952	91,135
Safety Insurance Group, Inc.	584	41,610
Selective Insurance Group, Inc.	1,873	115,789
State Auto Financial Corp.	630	9,463
Stewart Information Services Corp.	1,483	62,093
Third Point Reinsurance Ltd.(1)	3,344	31,902
Travelers Cos., Inc. (The)	7,666	993,897
Trupanion, Inc.(1)	7	710
United Fire Group, Inc.	593	12,969
Universal Insurance Holdings, Inc.	1,959	27,348
Unum Group	7,726	171,749
Watford Holdings Ltd.(1)	1,242	43,122
White Mountains Insurance Group Ltd.	40	38,400

Willis Towers Watson plc	545	113,463
WR Berkley Corp.	3,276	213,366
		16,020,173
Interactive Media and Services — 3.8%
Alphabet, Inc., Class A(1)	2,900	5,087,760
Alphabet, Inc., Class C(1)	3,058	5,384,343
Cars.com, Inc.(1)	5,307	59,279
Facebook, Inc., Class A(1)	31,128	8,621,522
IAC/InterActiveCorp(1)	517	73,409
Match Group, Inc.(1)	2,168	301,807
QuinStreet, Inc.(1)	915	16,328
Snap, Inc., Class A(1)	7,627	338,792
TripAdvisor, Inc.(1)	1,202	31,372
TrueCar, Inc.(1)	1,466	5,981
Twitter, Inc.(1)	9,867	458,914
Yelp, Inc.(1)	924	29,513
Zillow Group, Inc., Class A(1)	892	98,432
Zillow Group, Inc., Class C(1)	1,344	144,897
		20,652,349
Internet and Direct Marketing Retail — 3.5%
1-800-Flowers.com, Inc., Class A(1)	997	23,370
Amazon.com, Inc.(1)	4,865	15,412,515
Booking Holdings, Inc.(1)	620	1,257,639
CarParts.com, Inc.(1)(2)	1,162	17,511
eBay, Inc.	12,569	633,855
Etsy, Inc.(1)	834	134,024
Expedia Group, Inc.	949	118,141
Grubhub, Inc.(1)	520	36,577
Magnite, Inc.(1)	1,082	20,558
MercadoLibre, Inc.(1)	280	434,933
PetMed Express, Inc.(2)	1,533	47,063
Quotient Technology, Inc.(1)	1,047	7,800
Revolve Group, Inc.(1)(2)	2,102	49,607
Shutterstock, Inc.	711	48,888
Stamps.com, Inc.(1)	616	115,475
Wayfair, Inc., Class A(1)	639	162,536
		18,520,492
IT Services — 4.3%
Accenture plc, Class A	8,206	2,044,033
Akamai Technologies, Inc.(1)	4,416	457,100
Alliance Data Systems Corp.	1,734	126,825
Amdocs Ltd.	4,979	327,668
Automatic Data Processing, Inc.	5,598	973,380
Black Knight, Inc.(1)	1,305	119,564
Booz Allen Hamilton Holding Corp.	3,288	285,366
Broadridge Financial Solutions, Inc.	2,979	437,556
CACI International, Inc., Class A(1)	77	18,271
Cardtronics plc, Class A(1)	887	21,536
Cass Information Systems, Inc.	617	26,179
Cognizant Technology Solutions Corp., Class A	13,655	1,066,865
CSG Systems International, Inc.	2,210	95,870
DXC Technology Co.	16,753	367,058
Endurance International Group Holdings, Inc.(1)	1,344	12,741
EPAM Systems, Inc.(1)	961	309,759
Euronet Worldwide, Inc.(1)	1,198	161,059

EVERTEC, Inc.	1,491	55,420
Evo Payments, Inc., Class A(1)	408	10,257
ExlService Holdings, Inc.(1)	722	60,114
Fidelity National Information Services, Inc.	4,191	621,986
Fiserv, Inc.(1)	3,272	376,869
FleetCor Technologies, Inc.(1)	673	178,486
Gartner, Inc.(1)	985	149,720
Genpact Ltd.	1,937	78,739
Global Payments, Inc.	2,172	423,953
GoDaddy, Inc., Class A(1)	887	70,552
International Business Machines Corp.	9,106	1,124,773
International Money Express, Inc.(1)	1,812	28,521
Jack Henry & Associates, Inc.	1,571	252,711
KBR, Inc.	3,941	109,442
Leidos Holdings, Inc.	903	90,932
LiveRamp Holdings, Inc.(1)	888	51,957
ManTech International Corp., Class A	312	24,015
MasterCard, Inc., Class A	12,205	4,107,105
MAXIMUS, Inc.	1,664	119,492
MongoDB, Inc.(1)	95	27,294
NIC, Inc.	4,116	96,458
Okta, Inc.(1)	383	93,850
Paychex, Inc.	6,975	649,721
PayPal Holdings, Inc.(1)	11,959	2,560,661
Perspecta, Inc.	1,461	32,756
Sabre Corp.	6,167	69,379
Science Applications International Corp.	363	33,592
Square, Inc., Class A(1)	951	200,623
Switch, Inc., Class A	1,943	30,680
Sykes Enterprises, Inc.(1)	1,695	63,783
TTEC Holdings, Inc.	1,072	72,532
Tucows, Inc., Class A(1)(2)	85	6,163
Twilio, Inc., Class A(1)	736	235,586
Unisys Corp.(1)	683	9,958
VeriSign, Inc.(1)	696	139,701
Virtusa Corp.(1)	719	36,008
Visa, Inc., Class A	16,432	3,456,471
Western Union Co. (The)	11,700	263,952
WEX, Inc.(1)	446	77,265
		22,942,307
Leisure Products — 0.4%
Acushnet Holdings Corp.	1,412	53,232
American Outdoor Brands, Inc.(1)	141	1,958
Brunswick Corp.	4,908	366,333
Callaway Golf Co.	1,549	32,916
Clarus Corp.	304	4,378
Hasbro, Inc.	3,873	360,305
Johnson Outdoors, Inc., Class A	34	2,842
Malibu Boats, Inc., Class A(1)	1,844	105,089
Marine Products Corp.	2	31
MasterCraft Boat Holdings, Inc.(1)	1,133	24,541
Mattel, Inc.(1)	3,451	53,456
Nautilus, Inc.(1)	2,569	54,206
Peloton Interactive, Inc., Class A(1)	1,555	180,924
Polaris, Inc.	3,810	365,760

Smith & Wesson Brands, Inc.	4,514	71,141
Sturm Ruger & Co., Inc.	1,269	77,714
Vista Outdoor, Inc.(1)	4,695	96,858
YETI Holdings, Inc.(1)	2,674	168,917
		2,020,601
Life Sciences Tools and Services — 0.8%
Adaptive Biotechnologies Corp.(1)	1,924	92,775
Agilent Technologies, Inc.	3,078	359,818
Bio-Rad Laboratories, Inc., Class A(1)	277	149,164
Bio-Techne Corp.	292	88,566
Bruker Corp.	3,614	182,905
Charles River Laboratories International, Inc.(1)	631	147,982
Illumina, Inc.(1)	1,834	590,713
IQVIA Holdings, Inc.(1)	731	123,532
Luminex Corp.	846	20,076
Medpace Holdings, Inc.(1)	95	12,194
Mettler-Toledo International, Inc.(1)	608	699,224
NeoGenomics, Inc.(1)	920	43,774
PerkinElmer, Inc.	113	15,029
PRA Health Sciences, Inc.(1)	399	44,768
Repligen Corp.(1)	722	136,942
Syneos Health, Inc.(1)	359	23,637
Thermo Fisher Scientific, Inc.	2,103	977,853
Waters Corp.(1)	2,396	555,896
		4,264,848
Machinery — 3.1%
AGCO Corp.	2,249	208,055
Alamo Group, Inc.	529	71,796
Albany International Corp., Class A	1,556	106,633
Allison Transmission Holdings, Inc.	2,985	122,534
Altra Industrial Motion Corp.	1,976	112,158
Astec Industries, Inc.	1,758	101,964
Barnes Group, Inc.	1,188	54,660
Caterpillar, Inc.	13,917	2,415,852
CIRCOR International, Inc.(1)	1,214	40,147
Colfax Corp.(1)	2,580	93,086
Columbus McKinnon Corp.	1,282	48,447
Commercial Vehicle Group, Inc.(1)	1,138	8,091
Crane Co.	553	38,450
Cummins, Inc.	5,566	1,286,692
Deere & Co.	9,574	2,504,750
Donaldson Co., Inc.	5,980	318,375
Douglas Dynamics, Inc.	944	36,929
Dover Corp.	1,267	154,612
Energy Recovery, Inc.(1)	2,481	26,472
Enerpac Tool Group Corp.	1,283	28,726
EnPro Industries, Inc.	1,012	71,660
ESCO Technologies, Inc.	631	62,406
Federal Signal Corp.	2,674	82,974
Flowserve Corp.	5,567	189,723
Fortive Corp.	887	62,205
Franklin Electric Co., Inc.	1,640	110,848
Gorman-Rupp Co. (The)	1,020	33,558
Graco, Inc.	7,704	521,869
Greenbrier Cos., Inc. (The)	1,940	64,738

Helios Technologies, Inc.	671	33,033
Hyster-Yale Materials Handling, Inc.	645	35,501
IDEX Corp.	690	133,274
Illinois Tool Works, Inc.	4,933	1,041,307
Ingersoll Rand, Inc.(1)	4,570	202,314
ITT, Inc.	3,104	225,444
John Bean Technologies Corp.	639	70,648
Kennametal, Inc.	4,587	160,499
Lincoln Electric Holdings, Inc.	3,019	347,185
Lindsay Corp.	268	31,040
Lydall, Inc.(1)	1,125	30,825
Manitowoc Co., Inc. (The)(1)	63	700
Mayville Engineering Co., Inc.(1)	3	33
Meritor, Inc.(1)	2,312	61,037
Middleby Corp. (The)(1)	336	45,693
Miller Industries, Inc.	359	11,987
Mueller Industries, Inc.	3,573	117,051
Mueller Water Products, Inc., Class A	8,941	106,130
Navistar International Corp.(1)	513	22,705
Nordson Corp.	344	70,111
Oshkosh Corp.	3,554	286,097
Otis Worldwide Corp.	1,833	122,701
PACCAR, Inc.	13,349	1,162,164
Park-Ohio Holdings Corp.	550	15,450
Parker-Hannifin Corp.	1,523	407,037
Pentair plc	1,212	62,806
Proto Labs, Inc.(1)	718	99,199
RBC Bearings, Inc.(1)	430	72,601
REV Group, Inc.	828	7,651
Rexnord Corp.	887	33,271
Shyft Group, Inc. (The)	2,498	64,773
Snap-on, Inc.	1,926	338,687
SPX Corp.(1)	665	34,068
SPX FLOW, Inc.(1)	2,621	140,433
Standex International Corp.	639	48,219
Stanley Black & Decker, Inc.	966	178,043
Tennant Co.	863	57,959
Terex Corp.	4,997	154,907
Timken Co. (The)	3,348	245,877
Toro Co. (The)	4,931	447,291
TriMas Corp.(1)	1,795	47,980
Trinity Industries, Inc.	5,678	129,742
Wabash National Corp.	3,382	59,794
Watts Water Technologies, Inc., Class A	1,112	130,271
Welbilt, Inc.(1)	2,735	25,846
Westinghouse Air Brake Technologies Corp.	4,781	350,447
Woodward, Inc.	1,668	186,532
Xylem, Inc.	1,616	155,088
		16,789,861
Marine — 0.1%
Costamare, Inc.	5,190	37,264
Genco Shipping & Trading Ltd.	6	45
Kirby Corp.(1)	1,257	63,604
Matson, Inc.	2,802	162,881
Scorpio Bulkers, Inc.	458	7,850

SEACOR Holdings, Inc.(1)	359	11,926
		283,570
Media — 1.1%
Altice USA, Inc., Class A(1)	7,061	239,509
AMC Networks, Inc., Class A(1)(2)	359	11,836
Cable One, Inc.	95	188,164
Charter Communications, Inc., Class A(1)	1,005	655,250
Comcast Corp., Class A	44,529	2,237,137
Discovery, Inc., Class A(1)(2)	887	23,869
Discovery, Inc., Class C(1)	2,471	59,353
DISH Network Corp., Class A(1)	8,788	315,226
Entercom Communications Corp., Class A	6,224	15,124
Fox Corp., Class A	9,278	267,577
Fox Corp., Class B	4,002	113,577
Interpublic Group of Cos., Inc. (The)	2,207	49,172
John Wiley & Sons, Inc., Class A	3	104
Liberty Broadband Corp., Class A(1)	95	14,893
Liberty Broadband Corp., Class C(1)	2,406	378,584
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	3,475	142,510
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	1,415	57,930
Meredith Corp.	108	2,198
New York Times Co. (The), Class A	4,985	213,906
News Corp., Class A	8,965	158,232
News Corp., Class B	2,522	44,917
Nexstar Media Group, Inc., Class A	359	37,785
Omnicom Group, Inc.	3,238	203,994
Scholastic Corp.	623	14,778
Sinclair Broadcast Group, Inc., Class A(2)	6	164
Sirius XM Holdings, Inc.(2)	7,989	51,849
TechTarget, Inc.(1)	425	22,312
TEGNA, Inc.	24	346
ViacomCBS, Inc., Class B	7,287	257,085
		5,777,381
Metals and Mining — 0.9%
Alcoa Corp.(1)	13,923	277,068
Allegheny Technologies, Inc.(1)	8,698	117,336
Arconic Corp.(1)	5,803	159,641
Carpenter Technology Corp.	1,486	36,318
Century Aluminum Co.(1)	3,743	37,991
Cleveland-Cliffs, Inc.(2)	20,510	225,815
Coeur Mining, Inc.(1)	15,602	110,618
Commercial Metals Co.	9,330	185,760
Compass Minerals International, Inc.	1,844	115,176
Contura Energy, Inc.(1)	21	155
Freeport-McMoRan, Inc.	23,273	544,355
Gold Resource Corp.	2,604	7,760
Haynes International, Inc.	333	7,056
Hecla Mining Co.	18,237	87,173
Kaiser Aluminum Corp.	884	68,934
Materion Corp.	1,049	61,157
Newmont Corp.	14,563	856,596
Nucor Corp.	8,693	466,814
Olympic Steel, Inc.	157	2,330
Reliance Steel & Aluminum Co.	3,602	424,316
Royal Gold, Inc.	1,594	176,089

Ryerson Holding Corp.(1)	312	3,351
Schnitzer Steel Industries, Inc., Class A	1,535	39,327
Steel Dynamics, Inc.	12,261	443,971
SunCoke Energy, Inc.	4,847	21,812
United States Steel Corp.(2)	8,590	121,892
Warrior Met Coal, Inc.	4,377	76,247
Worthington Industries, Inc.	2,324	120,197
		4,795,255
Multi-Utilities — 0.8%
Ameren Corp.	8,221	639,429
Avista Corp.	1,820	68,286
Black Hills Corp.	363	22,081
CenterPoint Energy, Inc.	6,703	155,443
CMS Energy Corp.	6,218	382,656
Consolidated Edison, Inc.	6,437	490,821
Dominion Energy, Inc.	3,286	257,918
DTE Energy Co.	2,730	343,461
MDU Resources Group, Inc.	2,859	71,304
NiSource, Inc.	9,009	218,018
NorthWestern Corp.	942	54,636
Public Service Enterprise Group, Inc.	10,264	598,186
Sempra Energy	6,279	800,447
Unitil Corp.	893	36,506
WEC Energy Group, Inc.	1,820	172,809
		4,312,001
Multiline Retail — 1.0%
Big Lots, Inc.	2,950	152,426
Dillard's, Inc., Class A(2)	359	16,787
Dollar General Corp.	4,949	1,081,752
Dollar Tree, Inc.(1)	7,505	819,846
Kohl's Corp.	9,613	309,539
Macy's, Inc.(2)	22,053	225,161
Nordstrom, Inc.(2)	7,281	188,724
Ollie's Bargain Outlet Holdings, Inc.(1)	719	63,315
Target Corp.	14,875	2,670,509
		5,528,059
Oil, Gas and Consumable Fuels — 3.1%
Antero Midstream Corp.	19,482	131,309
Antero Resources Corp.(1)	9,798	38,408
Apache Corp.	25,303	326,156
Arch Resources, Inc.	415	13,878
Berry Corp.	2,999	11,516
Bonanza Creek Energy, Inc.(1)	1,153	25,447
Brigham Minerals, Inc., Class A	848	8,836
Cabot Oil & Gas Corp.	22,790	399,281
Callon Petroleum Co.(1)	2,570	24,441
Cheniere Energy, Inc.(1)	2,307	130,784
Chevron Corp.	31,113	2,712,431
Cimarex Energy Co.	7,480	268,906
Clean Energy Fuels Corp.(1)	5,482	24,943
CNX Resources Corp.(1)	6,784	63,837
Comstock Resources, Inc.(1)	4,475	21,793
Concho Resources, Inc.	9,831	565,086
ConocoPhillips	29,558	1,169,314
CONSOL Energy, Inc.(1)	393	2,079

Continental Resources, Inc.(2)	2,987	45,940
CVR Energy, Inc.	1,646	23,274
Delek US Holdings, Inc.	4,576	60,815
Devon Energy Corp.	26,393	369,238
DHT Holdings, Inc.	8,821	45,075
Diamond S Shipping, Inc.(1)	2,735	18,817
Diamondback Energy, Inc.	9,310	372,028
Dorian LPG Ltd.(1)	2,476	27,063
EnLink Midstream LLC(1)	20,704	76,605
EOG Resources, Inc.	15,728	737,329
EQT Corp.	15,676	233,259
Equitrans Midstream Corp.	23,821	194,379
Evolution Petroleum Corp.	477	1,450
Exxon Mobil Corp.	44,193	1,685,079
GasLog Ltd.(2)	6	18
Goodrich Petroleum Corp.(1)	68	786
Green Plains, Inc.(1)	3,204	47,355
Hess Corp.	9,528	449,531
HollyFrontier Corp.	8,779	205,341
International Seaways, Inc.	807	13,630
Kinder Morgan, Inc.	24,222	348,312
Magnolia Oil & Gas Corp., Class A(1)	7,956	49,725
Marathon Oil Corp.	43,291	256,283
Marathon Petroleum Corp.	6,876	267,339
Matador Resources Co.(1)	9,225	93,911
Murphy Oil Corp.	11,025	110,911
NextDecade Corp.(1)	329	790
Nordic American Tankers Ltd.(2)	9,836	31,377
Occidental Petroleum Corp.	22,542	355,262
ONEOK, Inc.	15,222	546,013
Overseas Shipholding Group, Inc., Class A(1)	2,165	4,330
Ovintiv, Inc.	20,066	256,042
Pacific Ethanol, Inc.(1)(2)	4,473	27,419
Par Pacific Holdings, Inc.(1)	2,476	28,202
Parsley Energy, Inc., Class A	16,195	202,923
PBF Energy, Inc., Class A	4,322	31,378
PDC Energy, Inc.(1)	8,157	136,385
Penn Virginia Corp.(1)(2)	623	5,619
Phillips 66	6,753	409,097
PHX Minerals, Inc.	281	486
Pioneer Natural Resources Co.	5,439	547,055
Plains GP Holdings LP, Class A(1)	1,151	9,127
Range Resources Corp.	18,775	137,057
Renewable Energy Group, Inc.(1)	2,784	161,695
Scorpio Tankers, Inc.(2)	1,846	21,303
SFL Corp. Ltd.	4,484	30,357
SM Energy Co.	6,926	29,297
Southwestern Energy Co.(1)	48,909	152,107
Talos Energy, Inc.(1)	1,356	11,607
Targa Resources Corp.	14,970	351,795
Teekay Corp.(1)(2)	317	745
Teekay Tankers Ltd., Class A(1)	6	70
Valero Energy Corp.	13,455	723,475
Williams Cos., Inc. (The)	25,812	541,536
World Fuel Services Corp.	2,010	57,124

WPX Energy, Inc.(1)	19,955	142,080
		16,623,691
Paper and Forest Products — 0.1%
Boise Cascade Co.	3,192	138,054
Clearwater Paper Corp.(1)	1,263	44,091
Domtar Corp.	3,606	108,541
Glatfelter Corp.	2,323	37,354
Louisiana-Pacific Corp.	7,014	240,089
Mercer International, Inc.	2,207	18,075
Neenah, Inc.	890	43,174
Schweitzer-Mauduit International, Inc.	1,621	56,379
Verso Corp., Class A	1,888	20,409
		706,166
Personal Products — 0.3%
Coty, Inc., Class A	20	144
Edgewell Personal Care Co.	2,439	84,755
Estee Lauder Cos., Inc. (The), Class A	4,667	1,144,908
Herbalife Nutrition Ltd.(1)	1,241	59,456
Inter Parfums, Inc.	187	10,156
Lifevantage Corp.(1)	866	9,206
Medifast, Inc.	985	201,078
Nature's Sunshine Products, Inc.(1)	2	25
Nu Skin Enterprises, Inc., Class A	4,194	216,033
USANA Health Sciences, Inc.(1)	944	70,970
		1,796,731
Pharmaceuticals — 3.3%
Amneal Pharmaceuticals, Inc.(1)	2,725	10,764
Amphastar Pharmaceuticals, Inc.(1)	606	10,763
ANI Pharmaceuticals, Inc.(1)	281	8,306
Bristol-Myers Squibb Co.	38,857	2,424,677
Catalent, Inc.(1)	4,698	451,666
Collegium Pharmaceutical, Inc.(1)	1,709	31,599
Corcept Therapeutics, Inc.(1)	7,428	168,170
Durect Corp.(1)	3	6
Elanco Animal Health, Inc.(1)	11,975	366,315
Eli Lilly & Co.	11,253	1,638,999
Endo International plc(1)	2,788	14,163
Evofem Biosciences, Inc.(1)(2)	93	208
Horizon Therapeutics plc(1)	4,764	335,528
Innoviva, Inc.(1)	3,529	36,896
Intersect ENT, Inc.(1)	897	17,160
Intra-Cellular Therapies, Inc.(1)	543	12,837
Jazz Pharmaceuticals plc(1)	2,619	368,519
Johnson & Johnson	38,478	5,566,997
Lannett Co., Inc.(1)	3,184	19,613
Merck & Co., Inc.	31,181	2,506,641
Nektar Therapeutics(1)	3,476	56,972
NGM Biopharmaceuticals, Inc.(1)	548	12,988
Omeros Corp.(1)(2)	1,681	19,483
Perrigo Co. plc	2,787	134,389
Pfizer, Inc.	33,453	1,281,584
Phibro Animal Health Corp., Class A	1,151	21,742
Prestige Consumer Healthcare, Inc.(1)	2,035	72,385
Revance Therapeutics, Inc.(1)	818	19,746
SIGA Technologies, Inc.(1)	4,063	28,157

Strongbridge Biopharma plc(1)	1,361	3,770
Supernus Pharmaceuticals, Inc.(1)	2,640	56,232
Theravance Biopharma, Inc.(1)	306	5,077
Verrica Pharmaceuticals, Inc.(1)(2)	2	18
Viatris, Inc.(1)	23,798	400,282
Zoetis, Inc.	8,872	1,422,891
Zogenix, Inc.(1)	981	21,023
		17,546,566
Professional Services — 0.5%
Acacia Research Corp.(1)	1,942	7,166
ASGN, Inc.(1)	415	32,445
Barrett Business Services, Inc.	276	18,412
BG Staffing, Inc.	7	89
CoreLogic, Inc.	631	48,902
CoStar Group, Inc.(1)	286	260,423
CRA International, Inc.	544	24,942
Equifax, Inc.	1,836	306,428
Exponent, Inc.	1,222	101,438
Franklin Covey Co.(1)	276	6,064
FTI Consulting, Inc.(1)	647	67,948
Heidrick & Struggles International, Inc.	894	23,333
IHS Markit Ltd.	1,878	186,786
Insperity, Inc.	1,958	167,409
Kelly Services, Inc., Class A	1,273	26,046
Kforce, Inc.	1,302	53,447
Korn Ferry	3,274	131,091
ManpowerGroup, Inc.	3,050	264,282
Nielsen Holdings plc	2,481	40,118
Resources Connection, Inc.	2,132	25,819
Robert Half International, Inc.	5,781	371,025
TransUnion	2,112	192,382
TriNet Group, Inc.(1)	1,386	103,950
TrueBlue, Inc.(1)	1,580	30,178
Verisk Analytics, Inc.	2,112	418,831
		2,908,954
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	10,700	654,198
Cushman & Wakefield plc(1)	1,415	21,084
Forestar Group, Inc.(1)	314	6,110
FRP Holdings, Inc.(1)	270	12,363
Howard Hughes Corp. (The)(1)	1,038	75,494
Jones Lang LaSalle, Inc.(1)	1,011	133,745
Kennedy-Wilson Holdings, Inc.	2,367	37,825
Marcus & Millichap, Inc.(1)	1,231	44,131
Newmark Group, Inc., Class A	3,356	23,559
RE/MAX Holdings, Inc., Class A	1,350	42,255
Redfin Corp.(1)	1,920	91,949
RMR Group, Inc. (The), Class A	571	21,150
St. Joe Co. (The)	1,786	58,956
Tejon Ranch Co.(1)	586	8,397
		1,231,216
Road and Rail — 2.1%
AMERCO	335	138,767
ArcBest Corp.	1,438	60,267
Avis Budget Group, Inc.(1)	887	31,196

CSX Corp.	23,952	2,156,878
Daseke, Inc.(1)	1,429	9,646
Heartland Express, Inc.	2,674	49,415
J.B. Hunt Transport Services, Inc.	4,673	632,163
Kansas City Southern	4,339	807,792
Knight-Swift Transportation Holdings, Inc.	4,148	171,271
Landstar System, Inc.	2,154	283,079
Lyft, Inc., Class A(1)	1,943	74,164
Marten Transport Ltd.	3,900	68,757
Norfolk Southern Corp.	7,324	1,735,934
Old Dominion Freight Line, Inc.	4,525	920,204
Ryder System, Inc.	3,855	228,293
Saia, Inc.(1)	1,826	318,710
Schneider National, Inc., Class B	2,772	57,935
Uber Technologies, Inc.(1)	3,629	180,216
Union Pacific Corp.	14,674	2,994,670
Universal Logistics Holdings, Inc.	10	215
US Xpress Enterprises, Inc., Class A(1)	1,956	14,670
Werner Enterprises, Inc.	3,562	142,444
		11,076,686
Semiconductors and Semiconductor Equipment — 5.1%
Advanced Energy Industries, Inc.(1)	656	63,278
Advanced Micro Devices, Inc.(1)	7,692	712,741
Alpha & Omega Semiconductor Ltd.(1)	1,002	24,890
Ambarella, Inc.(1)	359	28,049
Amkor Technology, Inc.(1)	5,668	83,546
Analog Devices, Inc.	2,698	375,238
Applied Materials, Inc.	28,026	2,311,584
Broadcom, Inc.	2,235	897,531
Brooks Automation, Inc.	1,615	117,879
CEVA, Inc.(1)	888	34,881
Cirrus Logic, Inc.(1)	2,093	167,649
CMC Materials, Inc.	355	54,769
Cohu, Inc.	2,739	77,760
Cree, Inc.(1)	1,664	150,409
Diodes, Inc.(1)	1,979	134,493
Enphase Energy, Inc.(1)	1,903	259,893
Entegris, Inc.	2,445	226,456
First Solar, Inc.(1)	1,879	175,555
FormFactor, Inc.(1)	2,472	101,352
Inphi Corp.(1)	359	55,692
Intel Corp.	59,044	2,854,777
KLA Corp.	2,212	557,358
Kulicke & Soffa Industries, Inc.	1,151	35,048
Lam Research Corp.	4,347	1,967,713
Lattice Semiconductor Corp.(1)	2,146	89,810
MagnaChip Semiconductor Corp.(1)	1,834	25,749
Marvell Technology Group Ltd.	8,694	402,445
Maxim Integrated Products, Inc.	8,987	746,280
MaxLinear, Inc.(1)	2,011	62,844
Microchip Technology, Inc.	1,846	248,084
Micron Technology, Inc.(1)	31,943	2,047,227
MKS Instruments, Inc.	748	103,209
Monolithic Power Systems, Inc.	417	133,423
NeoPhotonics Corp.(1)	2,671	21,528

NVIDIA Corp.	5,663	3,035,708
ON Semiconductor Corp.(1)	12,051	346,466
Onto Innovation, Inc.(1)	924	40,850
Photronics, Inc.(1)	2,735	31,699
Power Integrations, Inc.	800	57,112
Qorvo, Inc.(1)	4,424	693,152
QUALCOMM, Inc.	11,863	1,745,878
Rambus, Inc.(1)	3,355	52,741
Semtech Corp.(1)	1,129	76,174
Silicon Laboratories, Inc.(1)	660	77,359
SiTime Corp.(1)	249	21,656
Skyworks Solutions, Inc.	5,890	831,491
SMART Global Holdings, Inc.(1)	905	27,774
SolarEdge Technologies, Inc.(1)	1,925	535,111
Synaptics, Inc.(1)	1,848	143,719
Teradyne, Inc.	8,107	894,526
Texas Instruments, Inc.	16,560	2,670,300
Ultra Clean Holdings, Inc.(1)	2,717	85,966
Universal Display Corp.	724	165,825
Veeco Instruments, Inc.(1)	986	16,387
Xilinx, Inc.	4,601	669,676
		27,568,710
Software — 6.1%
A10 Networks, Inc.(1)	2,301	18,362
ACI Worldwide, Inc.(1)	2,246	73,175
Adobe, Inc.(1)	3,864	1,848,808
Alarm.com Holdings, Inc.(1)	1	76
Alteryx, Inc., Class A(1)	364	43,622
Anaplan, Inc.(1)	422	29,536
ANSYS, Inc.(1)	686	231,909
Appfolio, Inc., Class A(1)	95	15,478
Aspen Technology, Inc.(1)	3,001	403,484
Autodesk, Inc.(1)	1,631	457,055
Avalara, Inc.(1)	361	62,002
Bill.com Holdings, Inc.(1)	663	81,357
Blackbaud, Inc.	1,302	71,727
Blackline, Inc.(1)	385	47,317
Bottomline Technologies de, Inc.(1)	972	44,362
Cadence Design Systems, Inc.(1)	3,961	460,664
CDK Global, Inc.	1,113	53,313
Cerence, Inc.(1)	7	635
Ceridian HCM Holding, Inc.(1)	359	34,615
Citrix Systems, Inc.	2,134	264,445
Cloudera, Inc.(1)	3,932	45,926
CommVault Systems, Inc.(1)	371	17,719
Cornerstone OnDemand, Inc.(1)	623	27,505
Coupa Software, Inc.(1)	276	90,779
Crowdstrike Holdings, Inc., Class A(1)	1,353	207,388
Datadog, Inc., Class A(1)	940	92,985
DocuSign, Inc.(1)	463	105,508
Dropbox, Inc., Class A(1)	2,081	41,558
Everbridge, Inc.(1)	99	12,567
Fair Isaac Corp.(1)	406	191,949
Five9, Inc.(1)	324	50,285
Fortinet, Inc.(1)	5,269	649,299

Guidewire Software, Inc.(1)	984	120,520
HubSpot, Inc.(1)	473	186,518
Intuit, Inc.	3,289	1,157,794
j2 Global, Inc.(1)	669	59,949
Manhattan Associates, Inc.(1)	3,283	335,654
Microsoft Corp.	82,790	17,722,855
MicroStrategy, Inc., Class A(1)	146	50,044
Mimecast Ltd.(1)	6	270
Mitek Systems, Inc.(1)	2,349	27,671
New Relic, Inc.(1)	433	25,863
NortonLifeLock, Inc.	15,239	277,807
Nuance Communications, Inc.(1)	1,780	76,771
Nutanix, Inc., Class A(1)	1,950	53,410
Oracle Corp., (New York)	20,705	1,195,093
Palo Alto Networks, Inc.(1)	442	129,913
Paycom Software, Inc.(1)	2,349	979,721
Paylocity Holding Corp.(1)	724	142,338
Pegasystems, Inc.	95	12,434
Progress Software Corp.	693	27,789
Proofpoint, Inc.(1)	95	9,832
PTC, Inc.(1)	441	47,562
Q2 Holdings, Inc.(1)	359	40,700
Qualys, Inc.(1)	994	94,440
RealPage, Inc.(1)	359	24,767
RingCentral, Inc., Class A(1)	95	28,220
salesforce.com, Inc.(1)	4,484	1,102,167
ServiceNow, Inc.(1)	1,773	947,757
ShotSpotter, Inc.(1)	288	9,553
Slack Technologies, Inc., Class A(1)	3,421	146,692
Smartsheet, Inc., Class A(1)	1,559	90,469
Splunk, Inc.(1)	676	138,026
SS&C Technologies Holdings, Inc.	655	45,123
Synopsys, Inc.(1)	995	226,362
TeleNav, Inc.(1)	2,194	10,422
Teradata Corp.(1)	1,313	28,794
Trade Desk, Inc. (The), Class A(1)	103	92,810
Tyler Technologies, Inc.(1)	271	115,880
Verint Systems, Inc.(1)	509	28,993
VMware, Inc., Class A(1)	359	50,221
Workday, Inc., Class A(1)	678	152,408
Xperi Holding Corp.	1,415	26,998
Zendesk, Inc.(1)	508	67,818
Zoom Video Communications, Inc., Class A(1)	1,401	670,182
Zscaler, Inc.(1)	359	55,914
		32,609,934
Specialty Retail — 3.3%
Abercrombie & Fitch Co., Class A	4,704	97,561
Advance Auto Parts, Inc.	2,445	361,127
America's Car-Mart, Inc.(1)	77	8,047
American Eagle Outfitters, Inc.	4,836	87,000
Asbury Automotive Group, Inc.(1)	1,035	116,717
At Home Group, Inc.(1)	3,676	69,623
AutoNation, Inc.(1)	5,142	315,153
AutoZone, Inc.(1)	142	161,546
Bed Bath & Beyond, Inc.	9,521	199,560

Best Buy Co., Inc.	9,264	1,007,923
Boot Barn Holdings, Inc.(1)	623	25,705
Buckle, Inc. (The)	2,084	55,893
Burlington Stores, Inc.(1)	2,403	525,152
Caleres, Inc.	2,959	34,827
Camping World Holdings, Inc., Class A	558	17,103
CarMax, Inc.(1)	8,709	814,117
Carvana Co.(1)	95	23,770
Cato Corp. (The), Class A	1,679	13,533
Chico's FAS, Inc.	1,444	2,180
Children's Place, Inc. (The)	663	28,496
Citi Trends, Inc.	651	22,062
Conn's, Inc.(1)	549	6,086
Designer Brands, Inc., Class A	86	679
Dick's Sporting Goods, Inc.	4,544	258,145
Five Below, Inc.(1)	1,268	198,315
Floor & Decor Holdings, Inc., Class A(1)	1,887	151,130
Foot Locker, Inc.	6,085	227,579
GameStop Corp., Class A(1)(2)	5,016	83,065
Gap, Inc. (The)	16,259	340,789
Genesco, Inc.(1)	1,385	43,447
Group 1 Automotive, Inc.	896	106,454
Guess?, Inc.	1,913	32,119
Haverty Furniture Cos., Inc.	956	26,022
Hibbett Sports, Inc.(1)	1,332	54,825
Home Depot, Inc. (The)	7,289	2,022,042
Hudson Ltd., Class A(1)(2)	2,609	20,063
L Brands, Inc.	2,524	97,956
Lithia Motors, Inc., Class A	1,523	440,604
Lowe's Cos., Inc.	16,475	2,567,135
Lumber Liquidators Holdings, Inc.(1)	2,547	73,557
MarineMax, Inc.(1)	1,896	62,265
Monro, Inc.	363	17,065
Murphy USA, Inc.	2,103	269,605
O'Reilly Automotive, Inc.(1)	1,547	684,455
ODP Corp. (The)	4,090	117,260
Penske Automotive Group, Inc.	2,292	126,220
Rent-A-Center, Inc.	4,287	144,986
RH(1)	121	54,832
Ross Stores, Inc.	11,826	1,271,532
Sally Beauty Holdings, Inc.(1)	602	6,923
Shoe Carnival, Inc.	663	24,246
Signet Jewelers Ltd.	4,434	134,306
Sleep Number Corp.(1)	269	18,666
Sonic Automotive, Inc., Class A	1,829	73,855
Sportsman's Warehouse Holdings, Inc.(1)	3,537	49,270
Tilly's, Inc., Class A	1,364	12,453
TJX Cos., Inc. (The)	21,292	1,352,255
Tractor Supply Co.	5,327	750,095
TravelCenters of America, Inc.(1)	595	19,361
Ulta Beauty, Inc.(1)	2,875	791,775
Urban Outfitters, Inc.(1)	4,745	129,918
Williams-Sonoma, Inc.	5,311	581,395
Zumiez, Inc.(1)	1,054	39,093
		17,468,938

Technology Hardware, Storage and Peripherals — 4.9%
3D Systems Corp.(1)(2)	3,442	31,494
Apple, Inc.	207,657	24,721,566
Dell Technologies, Inc., Class C(1)	842	58,123
Hewlett Packard Enterprise Co.	8,910	98,366
HP, Inc.	10,327	226,471
NCR Corp.(1)	3,239	89,623
NetApp, Inc.	4,161	221,823
Pure Storage, Inc., Class A(1)	2,047	37,399
Seagate Technology plc	9,960	585,748
Stratasys Ltd.(1)(2)	1,151	19,682
Super Micro Computer, Inc.(1)	2,293	64,686
Western Digital Corp.	1,679	75,354
Xerox Holdings Corp.	10,114	221,395
		26,451,730
Textiles, Apparel and Luxury Goods — 1.5%
Capri Holdings Ltd.(1)	10,304	364,556
Carter's, Inc.	2,716	241,697
Columbia Sportswear Co.	599	49,076
Crocs, Inc.(1)	5,588	329,077
Deckers Outdoor Corp.(1)	1,519	386,722
Fossil Group, Inc.(1)	3,045	32,277
G-III Apparel Group Ltd.(1)	3,542	72,151
Hanesbrands, Inc.	9,868	140,126
Kontoor Brands, Inc.	34	1,417
Levi Strauss & Co., Class A(2)	1,700	31,263
lululemon athletica, Inc.(1)	3,416	1,264,671
Movado Group, Inc.	7	118
NIKE, Inc., Class B	20,449	2,754,480
Oxford Industries, Inc.	890	49,653
PVH Corp.	2,553	202,938
Ralph Lauren Corp.	1,863	159,752
Rocky Brands, Inc.	280	8,120
Skechers USA, Inc., Class A(1)	5,859	196,101
Steven Madden Ltd.	4,127	129,877
Tapestry, Inc.	12,362	350,092
Under Armour, Inc., Class A(1)	6,814	112,908
Under Armour, Inc., Class C(1)	3,791	55,159
Unifi, Inc.(1)	80	1,211
Vera Bradley, Inc.(1)	320	2,714
VF Corp.	10,185	849,429
Vince Holding Corp.(1)	46	236
Wolverine World Wide, Inc.	1,324	38,211
		7,824,032
Thrifts and Mortgage Finance — 0.4%
Axos Financial, Inc.(1)	2,955	98,993
Bridgewater Bancshares, Inc.(1)	882	10,381
Columbia Financial, Inc.(1)	2,499	35,911
Essent Group Ltd.	4,828	211,756
Federal Agricultural Mortgage Corp., Class C	555	37,574
Flagstar Bancorp, Inc.	2,008	70,360
Home Bancorp, Inc.	278	7,798
HomeStreet, Inc.	1,034	33,450
Kearny Financial Corp.	2,500	24,725
Merchants Bancorp	406	10,816

Meridian Bancorp, Inc.	1,672	22,814
Meta Financial Group, Inc.	1,426	47,201
MGIC Investment Corp.	17,602	210,520
Mr. Cooper Group, Inc.(1)	5,380	143,431
New York Community Bancorp, Inc.	15,754	152,656
NMI Holdings, Inc., Class A(1)	5,095	111,631
Northfield Bancorp, Inc.	1,679	18,687
Northwest Bancshares, Inc.	2,706	32,012
OP Bancorp	18	131
PCSB Financial Corp.	361	5,527
PennyMac Financial Services, Inc.	2,780	160,239
Premier Financial Corp.	1,952	40,426
Provident Financial Services, Inc.	1,448	22,690
Radian Group, Inc.	11,176	211,003
Southern Missouri Bancorp, Inc.	307	9,274
Sterling Bancorp, Inc.	3	12
Territorial Bancorp, Inc.	279	6,225
TFS Financial Corp.	1,679	28,879
TrustCo Bank Corp. NY	4,235	25,706
Walker & Dunlop, Inc.	2,290	183,223
Washington Federal, Inc.	2,795	65,319
Waterstone Financial, Inc.	2,066	36,289
Western New England Bancorp, Inc.	90	601
WSFS Financial Corp.	1,791	68,291
		2,144,551
Trading Companies and Distributors — 0.8%
Air Lease Corp.	6,765	247,396
Applied Industrial Technologies, Inc.	1,962	153,880
BMC Stock Holdings, Inc.(1)	5,037	246,511
CAI International, Inc.	855	27,061
Fastenal Co.	19,630	970,703
GATX Corp.	2,182	174,036
General Finance Corp.(1)	2	16
GMS, Inc.(1)	1,566	48,906
H&E Equipment Services, Inc.	2,390	64,243
HD Supply Holdings, Inc.(1)	1,910	106,540
Herc Holdings, Inc.(1)	1,785	102,245
MRC Global, Inc.(1)	2,475	14,305
MSC Industrial Direct Co., Inc., Class A	2,131	177,555
NOW, Inc.(1)	5,683	31,711
Rush Enterprises, Inc., Class A	3,059	117,251
SiteOne Landscape Supply, Inc.(1)	2,067	285,453
Systemax, Inc.	1,284	39,509
Textainer Group Holdings Ltd.(1)	3,054	56,255
Titan Machinery, Inc.(1)	31	566
Triton International Ltd.	3,647	165,063
United Rentals, Inc.(1)	1,265	287,130
Univar Solutions, Inc.(1)	914	16,361
Veritiv Corp.(1)	1,198	22,259
W.W. Grainger, Inc.	1,862	778,875
Watsco, Inc.	471	107,086
WESCO International, Inc.(1)	176	11,479
		4,252,395
Transportation Infrastructure†
Macquarie Infrastructure Corp.	2,089	67,579

Water Utilities — 0.1%
American States Water Co.	916	67,619
American Water Works Co., Inc.	1,815	278,385
Artesian Resources Corp., Class A	269	9,945
California Water Service Group	359	17,763
Essential Utilities, Inc.	4,146	187,731
Global Water Resources, Inc.	7	90
		561,533
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.(1)	3,577	50,615
Shenandoah Telecommunications Co.	3,530	156,873
T-Mobile US, Inc.(1)	10,086	1,340,833
Telephone and Data Systems, Inc.	3,742	71,023
United States Cellular Corp.(1)	567	17,775
		1,637,119
TOTAL COMMON STOCKS (Cost $428,342,828)		534,376,777
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $342,518)	342,518	342,518
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,028,100)	1,028,100	1,028,100
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $429,713,446)		535,747,395
OTHER ASSETS AND LIABILITIES — (0.1)%		(298,650)
TOTAL NET ASSETS — 100.0%		$535,448,745

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,695,380. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,758,309, which includes securities collateral of $730,209.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.